UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6444

Smith Barney Investment Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

================================================================================
                                  SMITH BARNEY
                              S&P 500 INDEX SHARES
            A Class of Shares of the Smith Barney S&P 500 Index Fund
================================================================================

         SPECIAL DISCIPLINE SERIES | SEMI-ANNUAL REPORT | JUNE 30, 2004

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

--------------------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
--------------------------------------------------------------------------------

================================================================================
                                  WHAT'S INSIDE
================================================================================

Letter from the Chairman ..................................................    1

Schedule of Investments ...................................................    4

Statement of Assets and Liabilities .......................................   20

Statement of Operations ...................................................   21

Statements of Changes in Net Assets .......................................   22

Notes to Financial Statements .............................................   23

Financial Highlights ......................................................   30

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

After a torrid second half of 2003, the equity markets took a breather in the first half of this year. Markets typically abhor uncertainty, so as the year progressed, investors grew increasingly lethargic amid questions over Iraq, global terrorism, a rise in oil prices, interest rates, inflation, and the presidential election. The good news - solid corporate earnings, the improving economy, renewed job growth, and the still low level of interest rates - largely was ignored. As a result, stock market returns for the first six months of 2004 generally were modest, as opposed to the strong, double-digit gains late last year.

As was the case in 2003, small- and mid-capitalization stocks generally outperformed their larger brethren in the first half of this year. Value- and growth-oriented stocks frequently traded short-term performance leadership during the past six months, but value stocks slightly outperformed growth stocks over the full six-month period. The performance of foreign stock markets in the first half largely was in-line with that of the broad U.S. market.

Stocks continued to outpace bonds in the first half of the year. Bonds generally suffered, particularly during the spring, due to heightened worries about resurgent inflation, rising rates, and anticipation that the Federal Reserve Bank ("Fed") would begin to raise key short-term rates after a long accommodative stance on monetary policy. Indeed, the Fed edged up its federal funds target rate(i) at the end of June to 1.25%. Over the six-month period, bonds generally experienced slightly negative returns.

After a sharp drop early in the year, by the end of the period the U.S. Consumer Confidence Index(ii) rose to levels not seen since June of 2002. The domestic unemployment rate held steady for the six-month period, but the rate of job growth slowed following a strong increase in the first three months of the year. Real (inflation-adjusted) gross domestic product(iii) increased at an annual rate of 3.9% in the first fiscal quarter of 2004, the most recent figure available at the close of the period, down slightly from the 4.1% increase seen in the last quarter of 2003.(iv)


         1   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

Performance Review

Within this environment, the fund performed as follows: For the six months ended June 30, 2004, Smith Barney shares of the Smith Barney S&P 500 Index Fund returned 3.10%. These shares underperformed the fund's unmanaged benchmark the S&P 500 Index,(v) which returned 3.44% for the same period. They performed in line with the fund's Lipper S&P 500 Index objective funds category average, which returned 3.12% for the same period.(1)

================================================================================

                              PERFORMANCE SNAPSHOT
                              AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                                                        6 Months
--------------------------------------------------------------------------------
     Smith Barney S&P 500 Index Shares - Smith Barney Shares             3.10%
--------------------------------------------------------------------------------
     S&P 500 Index                                                       3.44%
--------------------------------------------------------------------------------
     Lipper S&P 500 Index Objective Funds Category Average               3.12%
--------------------------------------------------------------------------------

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Smith Barney share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions.

================================================================================

Special Shareholder Notice

Effective June 28, 2004, a new team of individuals employed by the manager, the Travelers Investment Management Company, will be responsible for the day-to-day management of the fund.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been

(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 173 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


         2   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report
informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the Fund's performance. Derivatives can disproportionately increase losses as stated in the prospectus.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

(i) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
(ii)  Source: June 2004 Consumer Confidence Index, The Conference Board.
(iii) Gross domestic product is a market value of goods and services produced by labor and property in a given country.
(iv) Source: Bureau of Economic Analysis, U.S. Department of Commerce, June 25, 2004.
(v) The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.


         3   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited)                                June 30, 2004
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
COMMON STOCK -- 99.4%
CONSUMER DISCRETIONARY -- 13.1%

Auto Components -- 0.2%
     3,413   Cooper Tire & Rubber Co.                               $     78,499
     6,913   Dana Corp.                                                  135,495
    25,664   Delphi Corp.                                                274,092
     7,967   The Goodyear Tire & Rubber Co.                               72,420
     8,621   Johnson Controls, Inc.                                      460,189
     6,042   Visteon Corp.                                                70,510
--------------------------------------------------------------------------------
                                                                       1,091,205
--------------------------------------------------------------------------------
Automobiles -- 0.7%
    83,869   Ford Motor Co.                                            1,312,550
    25,683   General Motors Corp.                                      1,196,571
    13,872   Harley-Davidson, Inc.                                       859,232
--------------------------------------------------------------------------------
                                                                       3,368,353
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 1.4%
    28,801   Carnival Corp.                                            1,353,647
     7,537   Darden Restaurants, Inc.                                    154,885
     5,056   Harrah's Entertainment, Inc.                                273,530
    17,272   Hilton Hotels Corp.                                         322,296
    15,892   International Game Technology                               613,431
    10,528   Marriott International, Inc., Class A Shares                525,137
    57,769   McDonald's Corp.                                          1,501,994
    18,122   Starbucks Corp.+                                            787,945
     9,285   Starwood Hotels & Resorts Worldwide, Inc.                   416,432
     5,196   Wendy's International, Inc.                                 181,029
    13,497   Yum! Brands, Inc.+                                          502,358
--------------------------------------------------------------------------------
                                                                       6,632,684
--------------------------------------------------------------------------------
Household Durables -- 0.5%
     3,565   The Black & Decker Corp.                                    221,493
     5,673   Centex Corp.                                                259,540
     6,666   Fortune Brands, Inc.                                        502,816
     2,148   KB HOME                                                     147,417
     8,730   Leggett & Platt, Inc.                                       233,178
     3,648   Maytag Corp.                                                 89,412
    12,589   Newell Rubbermaid Inc.                                      295,842
     5,746   Pulte Homes, Inc.                                           298,964
     2,692   Snap-on Inc.                                                 90,317
     3,741   The Stanley Works                                           170,515
     3,186   Whirlpool Corp.                                             218,560
--------------------------------------------------------------------------------
                                                                       2,528,054
--------------------------------------------------------------------------------
Internet & Catalog Retail -- 0.6%
    29,549   eBay Inc.+                                                2,717,031
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


         4   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Leisure Equipment & Products -- 0.2%
     4,252   Brunswick Corp.                                        $    173,482
    13,131   Eastman Kodak Co.                                           354,274
     8,045   Hasbro, Inc.                                                152,855
    19,758   Mattel, Inc.                                                360,584
--------------------------------------------------------------------------------
                                                                       1,041,195
--------------------------------------------------------------------------------
Media -- 3.6%
    28,220   Clear Channel Communications, Inc.                        1,042,729
   102,914   Comcast Corp., Class A Shares+                            2,884,679
     3,700   Dow Jones & Co., Inc.                                       166,870
    12,383   Gannett Co., Inc.                                         1,050,698
    19,019   The Interpublic Group of Cos., Inc.                         261,131
     3,676   Knight-Ridder, Inc.                                         264,672
     8,763   The McGraw Hill Cos., Inc.                                  670,983
     2,250   Meredith Corp.                                              123,660
     6,903   The New York Times Co., Class A Shares                      308,633
     8,715   Omnicom Group Inc.                                          661,381
   208,430   Time Warner Inc.+                                         3,664,199
    15,107   Tribune Co.                                                 687,973
    14,762   Univision Communications Inc., Class A Shares+              471,351
    80,010   Viacom Inc., Class B Shares                               2,857,957
    93,725   The Walt Disney Co.                                       2,389,050
--------------------------------------------------------------------------------
                                                                      17,505,966
--------------------------------------------------------------------------------
Multiline Retail -- 3.3%
     5,481   Big Lots, Inc.+                                              79,255
    20,957   Costco Wholesale Corp.+                                     860,704
     3,722   Dillard's, Inc., Class A Shares                              83,001
    15,467   Dollar General Corp.                                        302,535
     7,833   Family Dollar Stores, Inc.                                  238,280
     8,273   Federated Department Stores, Inc.                           406,204
    12,513   J.C. Penney Co., Inc.                                       472,491
    15,543   Kohl's Corp.+                                               657,158
    13,253   The May Department Stores Co.                               364,325
     6,244   Nordstrom, Inc.                                             266,057
    10,171   Sears Roebuck & Co.                                         384,057
    41,723   Target Corp.                                              1,771,976
   197,966   Wal-Mart Stores, Inc.                                    10,444,686
--------------------------------------------------------------------------------
                                                                      16,330,729
--------------------------------------------------------------------------------
Specialty Retail -- 2.3%
    12,531   AutoNation, Inc.+                                           214,280
     3,985   AutoZone, Inc.+                                             319,198
    13,630   Bed Bath and Beyond Inc.+                                   524,073
    14,881   Best Buy Co., Inc.                                          755,062
     9,748   Circuit City Stores, Inc.                                   126,237
    41,061   The Gap, Inc.                                               995,729
   104,063   The Home Depot, Inc.                                      3,663,018

                       See Notes to Financial Statements.


         5   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Specialty Retail -- 2.3% (continued)
    21,392   Limited Brands                                         $    400,030
    36,001   Lowe's Cos., Inc.                                         1,891,853
    14,157   Office Depot, Inc.+                                         253,552
     7,457   RadioShack Corp.                                            213,494
     6,621   The Sherwin-Williams Co.                                    275,103
    22,872   Staples, Inc.+                                              670,378
     6,709   Tiffany & Co.                                               247,227
    23,112   The TJX Cos., Inc.                                          557,924
     9,611   Toys "R" Us, Inc.+                                          153,103
--------------------------------------------------------------------------------
                                                                      11,260,261
--------------------------------------------------------------------------------
Textiles & Apparel -- 0.3%
     5,770   Jones Apparel Group, Inc.                                   227,800
     5,044   Liz Claiborne, Inc.                                         181,483
    12,051   NIKE, Inc., Class B Shares                                  912,863
     2,700   Reebok International Ltd.                                    97,146
     4,985   VF Corp.                                                    242,770
--------------------------------------------------------------------------------
                                                                       1,662,062
--------------------------------------------------------------------------------
             TOTAL CONSUMER DISCRETIONARY                             64,137,540
================================================================================
CONSUMER STAPLES -- 8.8%
Beverages -- 2.7%
     1,671   Adolph Coors Co., Class B Shares                            120,880
    37,239   Anheuser-Busch Co., Inc.                                  2,010,906
     5,561   Brown-Forman Corp., Class B Shares                          268,429
   111,835   The Coca-Cola Co.                                         5,645,431
    20,982   Coca-Cola Enterprises Inc.                                  608,268
    11,911   The Pepsi Bottling Group, Inc.                              363,762
    78,224   PepsiCo, Inc.                                             4,214,709
--------------------------------------------------------------------------------
                                                                      13,232,385
--------------------------------------------------------------------------------
Food & Drug Retailing -- 1.1%
    16,731   Albertson's, Inc.                                           444,041
    18,082   CVS Corp.                                                   759,806
    34,163   The Kroger Co.+                                             621,767
    20,205   Safeway Inc.+                                               511,995
     6,201   SUPERVALU Inc.                                              189,813
    29,471   Sysco Corp.                                               1,057,125
    46,897   Walgreen Co.                                              1,698,140
     6,363   Winn-Dixie Stores Inc.                                       45,814
--------------------------------------------------------------------------------
                                                                       5,328,501
--------------------------------------------------------------------------------
Food Products -- 1.3%
    29,509   Archer-Daniels-Midland Co.                                  495,161
    18,832   Campbell Soup Co.                                           506,204
    24,516   ConAgra Foods, Inc.                                         663,893
    17,196   General Mills, Inc.                                         817,326

                       See Notes to Financial Statements.


         6   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Food Products -- 1.3% (continued)
    16,095   H.J. Heinz Co.                                         $    630,924
    11,940   Hershey Foods Corp.                                         552,464
    18,870   Kellogg Co.                                                 789,709
     6,350   McCormick & Co., Inc.                                       215,900
    36,179   Sara Lee Corp.                                              831,755
    10,286   Wm. Wrigley Jr. Co.                                         648,532
--------------------------------------------------------------------------------
                                                                       6,151,868
--------------------------------------------------------------------------------
Household Products -- 2.0%
     9,619   The Clorox Co.                                              517,310
    24,335   Colgate-Palmolive Co.                                     1,422,381
    22,965   Kimberly-Clark Corp.                                      1,512,934
   118,218   The Procter & Gamble Co.                                  6,435,788
--------------------------------------------------------------------------------
                                                                       9,888,413
--------------------------------------------------------------------------------
Personal Products -- 0.6%
     4,169   Alberto-Culver Co.                                          209,034
    21,506   Avon Products, Inc.                                         992,287
    46,015   The Gillette Co.                                          1,951,036
--------------------------------------------------------------------------------
                                                                       3,152,357
--------------------------------------------------------------------------------
Tobacco -- 1.1%
    93,611   Altria Group, Inc.                                        4,685,231
     3,912   R.J. Reynolds Tobacco Holdings, Inc.                        264,412
     7,637   UST Inc.                                                    274,932
--------------------------------------------------------------------------------
                                                                       5,224,575
--------------------------------------------------------------------------------
             TOTAL CONSUMER STAPLES                                   42,978,099
================================================================================
ENERGY -- 6.3%
Energy Equipment & Services -- 0.9%
    15,297   Baker Hughes Inc.                                           575,932
     7,266   BJ Services Co.+                                            333,073
    20,039   Halliburton Co.                                             606,380
     6,716   Nabors Industries, Ltd.+                                    303,698
     6,140   Noble Corp.+                                                232,645
     4,817   Rowan Cos., Inc.+                                           117,198
    26,922   Schlumberger Ltd.                                         1,709,816
    14,565   Transocean Inc.+                                            421,511
--------------------------------------------------------------------------------
                                                                       4,300,253
--------------------------------------------------------------------------------
Oil & Gas -- 5.4%
     4,100   Amerada Hess Corp.                                          324,679
    11,550   Anadarko Petroleum Corp.                                    676,830
    14,815   Apache Corp.                                                645,193
     3,161   Ashland Inc.                                                166,932
    18,048   Burlington Resources, Inc.                                  652,977
    48,963   ChevronTexaco Corp.                                       4,607,908

                       See Notes to Financial Statements.


         7   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Oil & Gas -- 5.4% (continued)
    31,324   ConocoPhillips                                         $  2,389,708
    10,603   Devon Energy Corp.                                          699,798
     5,271   EOG Resources, Inc.                                         314,731
   299,979   Exxon Mobil Corp.                                        13,322,067
     4,612   Kerr-McGee Corp.                                            247,987
    15,502   Marathon Oil Corp.                                          586,596
    17,736   Occidental Petroleum Corp.                                  858,600
     3,545   Sunoco, Inc.                                                225,533
    11,854   Unocal Corp.                                                450,452
     5,836   Valero Energy Corp.                                         430,463
--------------------------------------------------------------------------------
                                                                      26,600,454
--------------------------------------------------------------------------------
             TOTAL ENERGY                                             30,900,707
================================================================================
FINANCIALS -- 20.2%
Banks -- 7.1%
    16,104   AmSouth Bancorp.                                            410,169
    93,464   Bank of America Corp.                                     7,908,924
    35,425   The Bank of New York Co., Inc.                            1,044,329
    51,184   Bank One Corp.                                            2,610,384
    25,000   BB&T Corp.                                                  924,250
    10,199   Charter One Financial, Inc.                                 450,694
     7,981   Comerica Inc.                                               437,997
    25,865   Fifth Third Bancorp                                       1,391,020
     5,716   First Horizon National Corp.                                259,907
     6,949   Golden West Financial Corp.                                 739,026
    10,388   Huntington Bancshares Inc.                                  237,885
    19,210   KeyCorp                                                     574,187
     5,455   M&T Bank Corp.                                              476,221
    10,411   Marshall & Ilsley Corp.                                     406,966
    19,749   Mellon Financial Corp.                                      579,238
    31,076   National City Corp.                                       1,087,971
     7,787   North Fork Bancorp., Inc.                                   296,295
    10,059   Northern Trust Corp.                                        425,295
    12,696   PNC Financial Services Group                                673,904
    10,141   Regions Financial Corp.                                     370,654
    15,119   SouthTrust Corp.                                            586,768
    13,949   Sovereign Bancorp, Inc.                                     308,273
    12,875   SunTrust Banks, Inc.                                        836,746
    13,808   Synovus Financial Corp.                                     349,619
    87,858   U.S. Bancorp                                              2,421,366
     8,684   Union Planters Corp.                                        258,870
    60,183   Wachovia Corp.                                            2,678,144
    41,190   Washington Mutual, Inc.                                   1,591,582
    77,438   Wells Fargo & Co.                                         4,431,777
     4,130   Zions Bancorp.                                              253,788
--------------------------------------------------------------------------------
                                                                      35,022,249
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


         8   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Diversified Financials -- 8.0%
    58,821   American Express Co.                                   $  3,022,223
     4,718   The Bear Stearns Cos. Inc.                                  397,775
    10,532   Capital One Financial Corp.                                 720,178
    62,247   The Charles Schwab Corp.                                    598,194
   235,646   Citigroup Inc.                                           10,957,539
    12,663   Countrywide Financial Corp.                                 889,576
    16,846   E*TRADE Financial Corp.+                                    187,833
    44,475   Fannie Mae                                                3,173,736
     4,895   Federated Investors, Inc., Class B Shares                   148,514
    11,422   Franklin Resources, Inc.                                    572,014
    31,484   Freddie Mac                                               1,992,937
    22,120   The Goldman Sachs Group, Inc.                             2,082,819
    94,108   J.P. Morgan Chase & Co.                                   3,648,567
    11,001   Janus Capital Group Inc.                                    181,406
    12,657   Lehman Brothers Holdings Inc.                               952,439
    58,522   MBNA Corp.                                                1,509,282
    44,432   Merrill Lynch & Co., Inc.                                 2,398,439
     6,785   Moody's Corp.                                               438,718
    50,163   Morgan Stanley                                            2,647,102
    14,743   Principal Financial Group, Inc.                             512,762
    13,171   Providian Financial Corp.+                                  193,219
    20,685   SLM Corp.                                                   836,708
    15,345   State Street Corp.                                          752,519
     5,748   T. Rowe Price Group Inc.                                    289,699
--------------------------------------------------------------------------------
                                                                      39,104,198
--------------------------------------------------------------------------------
Insurance -- 4.7%
    12,736   ACE Ltd.                                                    538,478
    23,466   AFLAC, Inc.                                                 957,647
    32,181   Allstate Corp.                                            1,498,026
     4,859   Ambac Financial Group, Inc.                                 356,845
   119,333   American International Group, Inc.                        8,506,056
    14,380   Aon Corp.                                                   409,399
     8,606   The Chubb Corp.                                             586,757
     7,682   Cincinnati Financial Corp.                                  334,321
    13,315   The Hartford Financial Services Group, Inc.                 915,273
     6,436   Jefferson-Pilot Corp.                                       326,949
     8,107   Lincoln National Corp.                                      383,056
     8,493   Loews Corp.                                                 509,240
    24,225   Marsh & McLennan Cos., Inc.                               1,099,330
     6,570   MBIA Inc.                                                   375,278
    34,843   MetLife, Inc.                                             1,249,122
     4,525   MGIC Investment Corp.                                       343,266
     9,919   The Progressive Corp.                                       846,091
    24,742   Prudential Financial, Inc.                                1,149,761
     6,335   SAFECO Corp.                                                278,740
    30,333   The St. Paul Travelers Cos., Inc.                         1,229,700

                       See Notes to Financial Statements.


         9   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Insurance -- 4.7% (continued)
     5,173   Torchmark Corp.                                        $    278,307
    13,511   UnumProvident Corp.                                         214,825
     6,305   XL Capital Ltd., Class A Shares                             475,775
--------------------------------------------------------------------------------
                                                                      22,862,242
--------------------------------------------------------------------------------
Real Estate -- 0.4%
     4,284   Apartment Investment & Management Co., Class A Shares       133,361
    18,259   Equity Office Properties Trust                              496,645
    12,773   Equity Residential                                          379,741
     8,393   Plum Creek Timber Co., Inc.                                 273,444
     8,218   ProLogis                                                    270,537
     9,310   Simon Property Group, Inc.                                  478,720
--------------------------------------------------------------------------------
                                                                       2,032,448
--------------------------------------------------------------------------------
             TOTAL FINANCIALS                                         99,021,137
================================================================================
HEALTHCARE -- 13.3%
Biotechnology -- 1.2%
    58,980   Amgen Inc.+                                               3,218,539
    15,001   Biogen Idec Inc.+                                           948,813
     8,533   Chiron Corp.+                                               380,913
    10,296   Genzyme Corp.+                                              487,310
     9,890   Gilead Sciences, Inc.+                                      662,630
    11,363   MedImmune, Inc.+                                            265,894
--------------------------------------------------------------------------------
                                                                       5,964,099
--------------------------------------------------------------------------------
Healthcare Equipment & Supplies -- 2.2%
     9,553   Applera Corp. -- Applied Biosystems Group                   207,778
     2,399   Bausch & Lomb, Inc.                                         156,103
    27,965   Baxter International, Inc.                                  965,072
    11,525   Becton Dickinson & Co.                                      596,995
    11,741   Biomet, Inc.                                                521,770
    37,444   Boston Scientific Corp.+                                  1,602,603
     4,744   C.R. Bard, Inc.                                             268,748
    14,259   Guidant Corp.                                               796,793
    11,017   IMS Health Inc.                                             258,238
    55,446   Medtronic, Inc.                                           2,701,329
     2,255   Millipore Corp.+                                            127,114
     7,887   St. Jude Medical, Inc.+                                     596,652
    18,212   Stryker Corp.                                             1,001,660
    11,076   Zimmer Holdings, Inc.+                                      976,903
--------------------------------------------------------------------------------
                                                                      10,777,758
--------------------------------------------------------------------------------
Healthcare Providers & Services -- 1.9%
     7,035   Aetna Inc.                                                  597,975
     5,163   AmerisourceBergen Corp.                                     308,644
     6,310   Anthem, Inc.+                                               565,124
    19,919   Cardinal Health, Inc.                                     1,395,326

                       See Notes to Financial Statements.


         10   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Healthcare Providers & Services -- 1.9% (continued)
    20,459   Caremark Rx, Inc.+                                       $  673,919
     6,418   CIGNA Corp.                                                 441,623
     3,530   Express Scripts, Inc.+                                      279,682
    22,717   HCA Inc.                                                    944,800
    11,174   Health Management Associates, Inc., Class A Shares          250,521
     7,282   Humana, Inc.+                                               123,066
     4,036   Manor Care, Inc.                                            131,896
    13,372   McKesson Corp.                                              459,061
     4,733   Quest Diagnostics Inc.                                      402,068
    21,458   Tenet Healthcare Corp.+                                     287,752
    28,607   UnitedHealth Group Inc.                                   1,780,786
     7,078   WellPoint Health Networks, Inc.+                            792,807
--------------------------------------------------------------------------------
                                                                       9,435,050
--------------------------------------------------------------------------------
Pharmaceuticals -- 8.0%
    71,587   Abbott Laboratories                                       2,917,886
     6,014   Allergan, Inc.                                              538,373
    88,819   Bristol-Myers Squibb Co.                                  2,176,065
    51,401   Eli Lilly & Co.                                           3,593,444
    16,796   Forest Laboratories, Inc.+                                  951,157
     6,888   Hospira, Inc.+                                              190,109
   135,748   Johnson & Johnson                                         7,561,164
    11,102   King Pharmaceuticals, Inc.+                                 127,118
    12,423   Medco Health Solutions, Inc. +                              465,862
   101,726   Merck & Co. Inc.                                          4,831,985
    12,249   Mylan Laboratories Inc.                                     248,042
   348,912   Pfizer Inc.                                              11,960,703
    67,309   Schering-Plough Corp.                                     1,243,870
     4,920   Watson Pharmaceuticals, Inc.+                               132,348
    60,965   Wyeth                                                     2,204,494
--------------------------------------------------------------------------------
                                                                      39,142,620
--------------------------------------------------------------------------------
             TOTAL HEALTHCARE                                         65,319,527
================================================================================
INDUSTRIALS -- 12.2%
Aerospace & Defense -- 1.7%
    38,511   The Boeing Co.                                            1,967,527
     9,071   General Dynamics Corp.                                      900,750
     5,367   Goodrich Corp.                                              173,515
    20,676   Lockheed Martin Corp.                                     1,076,806
    17,100   Northrop Grumman Corp.                                      918,270
    18,985   Raytheon Co.                                                679,093
     8,104   Rockwell Collins, Inc.                                      270,025
    23,594   United Technologies Corp.                                 2,158,379
--------------------------------------------------------------------------------
                                                                       8,144,365
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


         11   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Air Freight & Couriers -- 1.1%
    13,676   FedEx Corp.                                            $  1,117,192
     2,976   Ryder Systems, Inc.                                         119,248
    51,667   United Parcel Service, Inc., Class B Shares               3,883,808
--------------------------------------------------------------------------------
                                                                       5,120,248
--------------------------------------------------------------------------------
Airlines -- 0.1%
     5,490   Delta Air Lines, Inc.                                        39,089
    36,175   Southwest Airlines Co.                                      606,655
--------------------------------------------------------------------------------
                                                                         645,744
--------------------------------------------------------------------------------
Building Products -- 0.2%
     9,933   American Standard Cos. Inc.+                                400,399
     2,660   Crane Co.                                                    83,497
    20,709   Masco Corp.                                                 645,707
--------------------------------------------------------------------------------
                                                                       1,129,603
--------------------------------------------------------------------------------
Commercial Services & Supplies -- 2.0%
    14,807   Allied Waste Industries, Inc.+                              195,156
     8,070   Apollo Group, Inc., Class A Shares+                         712,500
    26,981   Automatic Data Processing Inc.                            1,129,964
     5,039   Avery Dennison Corp.                                        322,546
    46,106   Cendant Corp.+                                            1,128,675
     7,861   Cintas Corp.                                                374,734
     6,396   Convergys Corp.+                                             98,498
     2,285   Deluxe Corp.                                                 99,397
     6,298   Equifax, Inc.                                               155,875
    40,576   First Data Corp.                                          1,806,444
     8,931   Fiserv, Inc.+                                               347,327
     8,156   H&R Block, Inc.                                             388,878
     5,116   Monster Worldwide Inc.+                                     131,584
    17,218   Paychex, Inc.                                               583,346
    10,674   Pitney Bowes, Inc.                                          472,324
     9,836   R.R. Donnelley & Sons Co.                                   324,785
     7,816   Robert Half International Inc.+                             232,682
     6,497   Sabre Holdings Corp., Class A Shares                        180,032
    26,340   Waste Management, Inc.                                      807,321
--------------------------------------------------------------------------------
                                                                       9,492,068
--------------------------------------------------------------------------------
Construction & Engineering -- 0.0%
     3,722   Fluor Corp.                                                 177,428
--------------------------------------------------------------------------------
Electrical Equipment -- 0.4%
     8,952   American Power Conversion Corp.                             175,907
     4,173   Cooper Industries, Ltd., Class A Shares                     247,918
    19,324   Emerson Electric Co.                                      1,228,040

                       See Notes to Financial Statements.


         12   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Electrical Equipment -- 0.4% (continued)
     4,062   Power-One, Inc.+                                       $     44,601
     8,612   Rockwell Automation, Inc.                                   323,036
     2,590   Thomas & Betts Corp.+                                        70,526
--------------------------------------------------------------------------------
                                                                       2,090,028
--------------------------------------------------------------------------------
Industrial Conglomerates -- 4.7%
    35,835   3M Co.                                                    3,225,508
   466,622   General Electric Co. (a)                                 15,118,553
    39,256   Honeywell International Inc.                              1,437,947
     6,287   Textron Inc.                                                373,133
    91,475   Tyco International Ltd.                                   3,031,482
--------------------------------------------------------------------------------
                                                                      23,186,623
--------------------------------------------------------------------------------
Machinery -- 1.5%
    15,875   Caterpillar Inc.                                          1,261,110
     1,929   Cummins Inc.                                                120,562
    14,108   Danaher Corp.                                               731,500
    11,123   Deere & Co.                                                 780,167
     9,312   Dover Corp.                                                 392,035
     6,967   Eaton Corp.                                                 451,044
    14,095   Illinois Tool Works, Inc.                                 1,351,570
     8,040   Ingersoll-Rand Co., Class A Shares                          549,212
     4,210   ITT Industries, Inc.                                        349,430
     3,159   Navistar International Corp.+                               122,443
     7,974   PACCAR Inc.                                                 462,412
     5,657   Pall Corp.                                                  148,157
     5,434   Parker-Hannifin Corp.                                       323,106
--------------------------------------------------------------------------------
                                                                       7,042,748
--------------------------------------------------------------------------------
Road & Rail -- 0.4%
    17,089   Burlington Northern Santa Fe Corp.                          599,311
     9,852   CSX Corp.                                                   322,850
    17,954   Norfolk Southern Corp.                                      476,140
    11,844   Union Pacific Corp.                                         704,126
--------------------------------------------------------------------------------
                                                                       2,102,427
--------------------------------------------------------------------------------
Trading Companies & Distributors -- 0.1%
     7,915   Genuine Parts Co.                                           314,067
     4,131   W.W. Grainger, Inc.                                         237,532
--------------------------------------------------------------------------------
                                                                         551,599
--------------------------------------------------------------------------------
             TOTAL INDUSTRIALS                                        59,682,881
================================================================================
INFORMATION TECHNOLOGY -- 16.3%
Communications Equipment -- 3.1%
    36,048   ADC Telecommunications, Inc.+                               102,376
     7,278   Andrew Corp.+                                               145,633
    19,404   Avaya Inc.+                                                 306,389

                       See Notes to Financial Statements.


         13   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Communications Equipment -- 3.1% (continued)
    26,874   CIENA Corp.+                                              $  99,971
   314,370   Cisco Systems, Inc.+                                      7,450,569
     8,845   Comverse Technology, Inc.+                                  176,369
    61,788   Corning, Inc.+                                              806,951
    64,973   JDS Uniphase Corp.+                                         246,248
   194,656   Lucent Technologies Inc.+                                   735,800
   107,145   Motorola, Inc.                                            1,955,396
    36,841   QUALCOMM, Inc.                                            2,688,656
     6,927   Scientific-Atlanta, Inc.                                    238,982
    18,875   Tellabs, Inc.+                                              164,968
--------------------------------------------------------------------------------
                                                                      15,118,308
--------------------------------------------------------------------------------
Computers & Peripherals -- 3.6%
    16,990   Apple Computer, Inc.+                                       552,855
   117,177   Dell Inc.+                                                4,197,280
   110,582   EMC Corp.+                                                1,260,635
    17,072   Gateway, Inc.+                                               76,824
   139,544   Hewlett-Packard Co.                                       2,944,378
    77,761   International Business Machines Corp.                     6,854,632
     5,856   Lexmark International, Inc., Class A Shares+                565,280
     4,331   NCR Corp.+                                                  214,774
    15,769   Network Appliance, Inc.+                                    339,507
     7,376   NVIDIA Corp.+                                               151,208
   149,899   Sun Microsystems, Inc.+                                     650,562
--------------------------------------------------------------------------------
                                                                      17,807,935
--------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.7%
    21,699   Agilent Technologies, Inc.+                                 635,347
    13,817   Broadcom Corp., Class A Shares+                             646,221
     9,191   Jabil Circuit, Inc.+                                        231,429
     8,701   Molex, Inc.                                                 279,128
     5,833   PerkinElmer, Inc.                                           116,893
    23,734   Sanmina-SCI Corp.+                                          215,979
    43,805   Solectron Corp.+                                            283,418
    10,658   Symbol Technologies, Inc.                                   157,099
     3,810   Tektronix, Inc.                                             129,616
     7,542   Thermo Electron Corp.+                                      231,841
     5,504   Waters Corp.+                                               262,981
--------------------------------------------------------------------------------
                                                                       3,189,952
--------------------------------------------------------------------------------
Internet Software & Services -- 0.5%
    60,781   Yahoo! Inc.+                                              2,208,174
--------------------------------------------------------------------------------
IT Consulting & Services -- 0.3%
     6,193   Affiliated Computer Services, Inc., Class A Shares+         327,857
     8,617   Computer Sciences Corp.+                                    400,087

                       See Notes to Financial Statements.


         14   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
IT Consulting & Services -- 0.3% (continued)
    22,084   Electronic Data Systems Corp.                          $    422,909
    13,147   SunGard Data Systems Inc.+                                  341,822
    15,192   Unisys Corp.+                                               210,865
--------------------------------------------------------------------------------
                                                                       1,703,540
--------------------------------------------------------------------------------
Office Electronics -- 0.1%
    36,370   Xerox Corp.+                                                527,365
--------------------------------------------------------------------------------
Semiconductor Equipment & Products -- 3.5%
    15,904   Advanced Micro Devices, Inc.+                               252,874
    17,323   Altera Corp.+                                               384,917
    17,060   Analog Devices, Inc.+                                       803,185
    76,989   Applied Materials, Inc.+                                  1,510,524
    14,140   Applied Micro Circuits Corp.+                                75,225
   296,570   Intel Corp.                                               8,185,332
     8,951   KLA-Tencor Corp.+                                           442,000
    14,314   Linear Technology Corp.                                     564,974
    17,656   LSI Logic Corp.+                                            134,539
    15,055   Maxim Integrated Products, Inc.                             789,183
    27,937   Micron Technology, Inc.+                                    427,715
    16,290   National Semiconductor Corp.+                               358,217
     6,960   Novellus Systems, Inc.+                                     218,822
     7,836   PMC-Sierra, Inc.+                                           112,447
     4,275   QLogic Corp.+                                               113,672
     8,707   Teradyne, Inc.+                                             197,649
    79,344   Texas Instruments Inc.                                    1,918,538
    15,718   Xilinx, Inc.+                                               523,567
--------------------------------------------------------------------------------
                                                                      17,013,380
--------------------------------------------------------------------------------
Software -- 4.5%
    10,956   Adobe Systems, Inc.                                         509,454
     5,139   Autodesk, Inc.                                              220,001
    10,208   BMC Software, Inc.+                                         188,848
     7,508   Citrix Systems, Inc.+                                       152,863
    26,694   Computer Associates International, Inc.                     749,034
    17,397   Compuware Corp.+                                            114,820
    13,708   Electronic Arts Inc.+                                       747,771
     9,098   Intuit Inc.+                                                351,001
     4,166   Mercury Interactive Corp.+                                  207,592
   493,797   Microsoft Corp.                                          14,102,842
    17,072   Novell, Inc.+                                               143,234
   239,243   Oracle Corp.+                                             2,854,169
    12,611   Parametric Technology, Inc.+                                 63,055
    16,693   PeopleSoft, Inc.+                                           308,820

                       See Notes to Financial Statements.


         15   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Software -- 4.5% (continued)
    22,564   Siebel Systems, Inc.+                                  $    240,984
    14,226   Symantec Corp.+                                             622,814
    19,619   VERITAS Software Corp.+                                     543,446
--------------------------------------------------------------------------------
                                                                      22,120,748
--------------------------------------------------------------------------------
             TOTAL INFORMATION TECHNOLOGY                             79,689,402
================================================================================
MATERIALS -- 3.0%
Chemicals -- 1.5%
    10,380   Air Products & Chemicals, Inc.                              544,431
    42,634   The Dow Chemical Co.                                      1,735,204
    45,654   E.I. du Pont de Nemours & Co.                             2,027,951
     3,533   Eastman Chemical Co.                                        163,331
    11,803   Ecolab, Inc.                                                374,155
     5,817   Engelhard Corp.                                             187,947
     2,340   Great Lakes Chemical Corp.                                   63,320
     4,898   Hercules, Inc.+                                              59,707
     4,296   International Flavors & Fragrances Inc.                     160,670
    12,153   Monsanto Co.                                                467,890
     7,873   PPG Industries, Inc.                                        491,984
    14,924   Praxair, Inc.                                               595,617
    10,149   Rohm and Haas Co.                                           421,995
     3,213   Sigma-Aldrich Corp.                                         191,527
--------------------------------------------------------------------------------
                                                                       7,485,729
--------------------------------------------------------------------------------
Construction Materials -- 0.1%
       134   Eagle Materials Inc.                                          9,517
     4,603   Vulcan Materials Co.                                        218,873
--------------------------------------------------------------------------------
                                                                         228,390
--------------------------------------------------------------------------------
Containers & Packaging -- 0.2%
     2,563   Ball Corp.                                                  184,664
     4,904   Bemis, Inc.                                                 138,538
     7,188   Pactiv Corp.+                                               179,269
     3,936   Sealed Air Corp.+                                           209,671
     2,523   Temple-Inland Inc.                                          174,718
--------------------------------------------------------------------------------
                                                                         886,860
--------------------------------------------------------------------------------
Metals & Mining -- 0.7%
    39,756   Alcoa Inc.                                                1,313,141
     3,733   Allegheny Technologies, Inc.                                 67,381
     7,887   Freeport-McMoRan Copper & Gold, Inc., Class B Shares        261,454
    19,727   Newmont Mining Corp.                                        764,619
     3,566   Nucor Corp.                                                 273,726
     4,257   Phelps Dodge Corp.+                                         329,960

                       See Notes to Financial Statements.


         16   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Metals & Mining -- 0.7% (continued)
     5,185   United States Steel Corp.                              $    182,097
     3,952   Worthington Industries, Inc.                                 81,135
--------------------------------------------------------------------------------
                                                                       3,273,513
--------------------------------------------------------------------------------
Paper & Forest Products -- 0.5%
     3,924   Boise Cascade Corp.                                         147,699
    11,558   Georgia-Pacific Corp.                                       427,415
    21,925   International Paper Co.                                     980,047
     4,832   Louisiana-Pacific Corp.+                                    114,277
     9,198   MeadWestvaco Corp.                                          270,329
    10,733   Weyerhaeuser Co.                                            677,467
--------------------------------------------------------------------------------
                                                                       2,617,234
--------------------------------------------------------------------------------
             TOTAL MATERIALS                                          14,491,726
================================================================================
TELECOMMUNICATION SERVICES -- 3.4%
Diversified Telecommunication Services -- 2.8%
    14,303   ALLTEL Corp.                                                724,018
    36,302   AT&T Corp.                                                  531,098
    83,836   BellSouth Corp.                                           2,198,180
     6,555   CenturyTel, Inc.                                            196,912
    13,080   Citizens Communications Co.+                                158,268
    80,994   Qwest Communications International Inc.+                    290,768
   151,255   SBC Communications Inc.                                   3,667,934
    65,036   Sprint Corp. (FON Group)                                  1,144,634
   126,406   Verizon Communications Inc.                               4,574,633
--------------------------------------------------------------------------------
                                                                      13,486,445
--------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.6%
   124,566   AT&T Wireless Services Inc.+                              1,783,785
    50,237   Nextel Communications, Inc., Class A Shares+              1,339,318
--------------------------------------------------------------------------------
                                                                       3,123,103
--------------------------------------------------------------------------------
             TOTAL TELECOMMUNICATION SERVICES                         16,609,548
================================================================================
UTILITIES -- 2.8%
Electric Utilities -- 2.2%
    28,522   The AES Corp.+                                              283,223
     5,794   Allegheny Energy, Inc.+                                      89,286
     8,276   Ameren Corp.                                                355,537
    18,063   American Electric Power Co., Inc.                           578,016
    19,385   Calpine Corp.+                                               83,743
    14,194   CenterPoint Energy, Inc.                                    163,231
     8,154   Cinergy Corp.                                               309,852
     7,554   CMS Energy Corp.                                             68,968
    10,981   Consolidated Edison, Inc.                                   436,605
     7,618   Constellation Energy Group, Inc.                            288,722
    14,871   Dominion Resources, Inc.                                    938,063

                       See Notes to Financial Statements.


         17   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                               VALUE
================================================================================
Electric Utilities -- 2.2% (continued)
     7,739   DTE Energy Co.                                         $    313,739
    14,932   Edison International+                                       381,811
    10,455   Entergy Corp.                                               585,585
    30,124   Exelon Corp.                                              1,002,828
    15,048   FirstEnergy Corp.                                           562,946
     8,463   FPL Group, Inc.                                             541,209
    19,121   PG&E Corp.+                                                 534,241
     4,232   Pinnacle West Capital Corp.                                 170,930
     8,095   PPL Corp.                                                   371,560
    11,183   Progress Energy, Inc.                                       492,611
    10,809   Public Service Enterprise Group Inc.                        432,684
    33,569   The Southern Co.                                            978,536
     8,612   TECO Energy, Inc.                                           103,258
    14,811   TXU Corp.                                                   599,994
    18,141   Xcel Energy, Inc.                                           303,136
--------------------------------------------------------------------------------
                                                                      10,970,314
--------------------------------------------------------------------------------
Gas Utilities -- 0.3%
    28,991   El Paso Corp.                                               228,449
     7,325   KeySpan Corp.                                               268,827
     5,647   Kinder Morgan, Inc.                                         334,811
     1,996   Nicor Inc.                                                   67,804
     1,648   Peoples Energy Corp.                                         69,463
    10,446   Sempra Energy                                               359,656
--------------------------------------------------------------------------------
                                                                       1,329,010
--------------------------------------------------------------------------------
Multi-Utilities -- 0.3%
    41,413   Duke Energy Corp.                                           840,270
    16,708   Dynegy Inc., Class A Shares                                  71,176
    11,977   NiSource Inc.                                               246,966
    23,691   The Williams Cos., Inc.                                     281,923
--------------------------------------------------------------------------------
                                                                       1,440,335
--------------------------------------------------------------------------------
             TOTAL UTILITIES                                          13,739,659
================================================================================
             TOTAL COMMON STOCK
             (Cost -- $518,661,420)                                  486,570,226
================================================================================

                       See Notes to Financial Statements.


         18   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

   FACE
  AMOUNT                        SECURITY                               VALUE
================================================================================
U.S. TREASURY BILLS -- 0.4%
$1,750,000   U.S. Treasury Bills, due 9/16/04 (b)
               (Cost -- $1,745,162)                                 $  1,745,359
================================================================================
REPURCHASE AGREEMENT -- 0.2%
 1,269,000   State Street Bank & Trust Co. dated 6/30/04,
               1.150% due 7/1/04; Proceeds at maturity --
               $1,269,041; (Fully collateralized by U.S.
               Treasury Notes, 12.750% due 11/15/10; Market
               value -- $1,298,321) (Cost -- $1,269,000)               1,269,000
================================================================================
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $521,675,582*)                                $489,584,585
================================================================================

+     Non-income producing security.
(a) All or a portion of this security is segregated for open futures contracts.
(b)   This security is held as collateral for open futures contracts.
*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


         19   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Statement of Assets and Liabilities (unaudited)                    June 30, 2004
================================================================================

ASSETS:
  Investments, at value (Cost -- $521,675,582)                    $ 489,584,585
  Receivable for Fund shares sold                                       697,175
  Dividends and interest receivable                                     548,864
  Receivable from broker -- variation margin                             11,500
  Dividends and interest receivable                                       3,108
--------------------------------------------------------------------------------
  Total Assets                                                      490,845,232
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                    1,086,733
  Payable for Fund shares reacquired                                    410,077
  Administration fee payable                                             72,682
  Bank overdraft                                                         66,452
  Distribution plan fees payable                                         31,343
  Investment advisory fee payable                                        27,508
  Accrued expenses                                                      144,633
--------------------------------------------------------------------------------
  Total Liabilities                                                   1,839,428
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 489,005,804
================================================================================
NET ASSETS:
  Par value of shares of beneficial interest                      $      41,966
  Capital paid in excess of par value                               537,185,271
  Undistributed net investment income                                 2,819,565
  Accumulated net realized loss from investment
    transactions and futures contracts                              (18,968,675)
  Net unrealized depreciation of investments
    and futures contracts                                           (32,072,323)
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 489,005,804
================================================================================
Shares Outstanding:
  SB Shares                                                          38,034,117
  ------------------------------------------------------------------------------
  Citi Shares                                                         3,931,951
  ------------------------------------------------------------------------------
Net Asset Value:
  SB Shares (and redemption price)                                $       11.65
  ------------------------------------------------------------------------------
  Citi Shares (and redemption price)                              $       11.69
================================================================================

                       See Notes to Financial Statements.


         20   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Statement of Operations (unaudited)
================================================================================

For the Six Months Ended June 30, 2004

INVESTMENT INCOME:
  Dividends                                                        $  4,110,916
  Interest                                                               63,900
  Less: Foreign withholding tax                                            (390)
--------------------------------------------------------------------------------
  Total Investment Income                                             4,174,426
--------------------------------------------------------------------------------
EXPENSES:
  Distribution plan fees (Note 6)                                       470,891
  Investment advisory fee (Note 2)                                      387,136
  Administration fee (Note 2)                                           258,091
  Transfer agency services (Note 6)                                     171,102
  Shareholder communications (Note 6)                                    40,191
  Registration fees                                                      26,817
  Audit and legal                                                        22,645
  Custody                                                                17,881
  Standard and Poor's license fees                                       15,576
  Trustees' fees                                                          6,006
  Other                                                                   1,674
--------------------------------------------------------------------------------
  Total Expenses                                                      1,418,010
  Less: Administration fee waiver (Note 2)                               (3,994)
--------------------------------------------------------------------------------
  Net Expenses                                                        1,414,016
--------------------------------------------------------------------------------
Net Investment Income                                                 2,760,410
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 5):
  Realized Loss From:
    Investment transactions                                          (1,629,933)
    Futures contracts                                                  (656,729)
--------------------------------------------------------------------------------
  Net Realized Loss                                                  (2,286,662)
--------------------------------------------------------------------------------
  Change in Net Unrealized Depreciation of Investments
  and Futures Contracts:
    Beginning of period                                             (45,523,212)
    End of period                                                   (32,072,323)
--------------------------------------------------------------------------------
  Decrease in Net Unrealized Depreciation                            13,450,889
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                        11,164,227
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $ 13,924,637
================================================================================

                       See Notes to Financial Statements.


         21  Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended June 30, 2004 (unaudited) and the Year Ended December 31, 2003

                                                                       2004             2003
==================================================================================================
OPERATIONS:
  Net investment income                                            $   2,760,410    $   5,126,649
  Net realized gain (loss)                                            (2,286,662)       2,161,532
  Decrease in net unrealized depreciation                             13,450,889      101,731,775
--------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                              13,924,637      109,019,956
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 7):
  Net investment income                                                       --       (5,141,498)
--------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                                             --       (5,141,498)
--------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                                    83,156,438      149,175,366
  Net asset value of shares issued for reinvestment of dividends              --        4,800,215
  Cost of shares reacquired                                         (117,052,739)    (104,480,135)
--------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                                          (33,896,301)      49,495,446
--------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                    (19,971,664)     153,373,904

NET ASSETS:
  Beginning of period                                                508,977,468      355,603,564
--------------------------------------------------------------------------------------------------
  End of period*                                                   $ 489,005,804    $ 508,977,468
==================================================================================================
* Includes undistributed net investment income of:                 $   2,819,565    $      59,155
==================================================================================================

                       See Notes to Financial Statements.


         22  Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

The Smith Barney S&P 500 Index Fund ("Fund") is a separate investment fund of the Smith Barney Investment Trust ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of this Fund and five other separate investment funds: Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney Mid Cap Core Fund and Smith Barney Classic Values Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports. The financial highlights and other pertinent information for the Smith Barney S&P 500 Index Fund -- Citi Shares are presented in a separate shareholder report.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the mean between the closing bid and asked prices; over-the-counter securities and listed securities are valued at the mean between the bid and asked prices at the close of business on each day; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; U.S. government securities are valued at the mean between the bid and asked prices in the over-the-counter market at the close of business on each day; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; (f) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (g) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities


         23  Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(i) gains or losses on the sale of securities are calculated by using the specific identification method; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration
   Agreement and Other Transactions

The Travelers Investment Management Company ("TIMCO"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays TIMCO an advisory fee calculated at an annual rate of 0.15% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Fund. The Fund pays SBFM an administration fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

During the six months ended June 30, 2004, the Fund's SB Shares and Citi Shares had expense limitations in place of 0.59% and 0.39% of the average daily net assets of each class, respectively, resulting in waived administration fees totaling $3,994. These expense limitations may not be discontinued or modified without the approval of the Board of Trustees.


         24  Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. Boston Financial Data Services ("BFDS") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. BFDS is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended June 30, 2004, the Fund paid transfer agent fees of $121,270 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

For the six months ended June 30, 2004, CGM and its affiliates did not receive any brokerage commissions from the Fund.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                            $21,087,790
--------------------------------------------------------------------------------
Sales                                                                 52,938,993
================================================================================

At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 58,094,204
Gross unrealized depreciation                                       (90,185,201)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $(32,090,997)
================================================================================


         25  Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

4. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At June 30, 2004, the Fund had the following open futures contracts:

                   Number of                  Basis      Market     Unrealized
                   Contracts   Expiration     Value       Value        Gain
================================================================================
Contracts to Buy:
S&P 500 Index         10          9/04     $2,832,326  $2,851,000     $18,674
================================================================================


         26  Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

6. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays CGM a service fee calculated at an annual rate of 0.20% of the average daily net assets for SB Shares. For the six months ended June 30, 2004, total Rule 12b-1 Distribution Plan fees for SB Shares, which are accrued daily and paid monthly, were $470,891.

For the six months ended June 30, 2004, total Transfer Agency Service expenses were as follows:

                                            SB Shares                Citi Shares
================================================================================
Transfer Agency Service Expenses            $151,563                  $19,539
================================================================================

For the six months ended June 30, 2004, total Shareholder Communication expenses were as follows:

                                             SB Shares               Citi Shares
================================================================================
Shareholder Communication Expenses            $27,416                  $12,775
================================================================================

7. Distributions Paid to Shareholders by Class

                                       Six Months Ended          Year Ended
                                         June 30, 2004        December 31, 2003
================================================================================
Net Investment Income
SB Shares                                        --             $4,614,770
Citi Shares                                      --                526,728
--------------------------------------------------------------------------------
Total                                            --             $5,141,498
================================================================================

8. Shares of Beneficial Interest

At June 30, 2004, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.


         27  Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Transactions in shares of the Fund were as follows:

                                         Six Months Ended                     Year Ended
                                           June 30, 2004                  December 31, 2003
                                   ----------------------------      ----------------------------
                                     Shares          Amount            Shares          Amount
=================================================================================================
SB Shares
Shares sold                         6,479,336    $  74,641,358       13,131,340    $ 128,508,067
Shares issued on reinvestment              --               --          380,732        4,282,463
Shares reacquired                  (9,699,114)    (110,069,553)      (9,403,448)     (93,765,802)
-------------------------------------------------------------------------------------------------
Net Increase (Decrease)            (3,219,778)   $ (35,428,195)       4,108,624    $  39,024,728
=================================================================================================
Citi Shares
Shares sold                           738,576    $   8,515,080        2,096,563    $  20,667,299
Shares issued on reinvestment              --               --           46,429          517,752
Shares reacquired                    (605,680)      (6,983,186)      (1,047,346)     (10,714,333)
-------------------------------------------------------------------------------------------------
Net Increase                          132,896    $   1,531,894        1,095,646    $  10,470,718
=================================================================================================

9.  Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust Bank ("CTB"), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. On August 12, 2004, CAM paid the Fund $11,617, its allocable share of the amount described above through a waiver of its fees.


         28  Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

10.  Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.


         29  Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

SB Shares                    2004(1)(2)     2003(2)     2002(2)     2001(2)    2000(2)(3)    1999(4)     1999(5)
================================================================================================================
Net Asset Value,
  Beginning of
  Period                     $ 11.30       $  8.92     $ 11.63     $ 13.38     $ 15.00     $ 14.24      $ 11.98
----------------------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment
    income(6)                   0.06          0.12        0.10        0.10        0.10        0.01         0.12
  Net realized and
    unrealized gain
    (loss)                      0.29          2.37       (2.71)      (1.75)      (1.51)       0.83         2.27
----------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations               0.35          2.49       (2.61)      (1.65)      (1.41)       0.84         2.39
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income           --         (0.11)      (0.10)      (0.10)      (0.08)      (0.08)       (0.06)
  Net realized gains              --            --          --          --       (0.13)         --        (0.07)
  Capital                         --            --          --          --       (0.00)*        --           --
----------------------------------------------------------------------------------------------------------------
Total Distributions               --         (0.11)      (0.10)      (0.10)      (0.21)      (0.08)       (0.13)
----------------------------------------------------------------------------------------------------------------
                                                                                                        -------
Net Asset Value,
  End of Period              $ 11.65       $ 11.30     $  8.92     $ 11.63     $ 13.38     $ 15.00      $ 14.24
----------------------------------------------------------------------------------------------------------------
Total Return(7)                 3.10%++      27.95%     (22.47)%    (12.37)%     (9.39)%      5.88%++     19.96%
----------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period
  (millions)                 $   443       $   466     $   332     $   380     $   357     $   252      $   224
----------------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses(6)(8)                0.59%+        0.59%       0.59%       0.59%       0.59%       0.60%+       0.59%
  Net investment
    income                      1.05+         1.19        1.03        1.81        0.68        0.67+        0.83
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate            4%            1%          2%          7%          4%          0%           6%
================================================================================================================


         30  Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

(1)   For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   On September 5, 2000, Class A shares were renamed as SB Shares.
(4) For the period December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.
(5)   For the year ended November 30, 1999.
(6) The administrator has agreed to waive all or a portion of its fees for the four years ended December 31, 2003, the period ended December 31, 1999 and the year ended November 30, 1999. In addition, the administrator agreed to reimburse expenses of $15,109 for the period ended December 31, 1999. If these fees were not waived and/or expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                 Per Share Decreases to         Expense Ratios Without
                  Net Investment Income       Waiver and/or Reimbursement
                 -----------------------     -----------------------------
   2003                   $0.00*                          0.61%
   2002                    0.00*                          0.62
   2001                    0.00*                          0.60
   2000                    0.00*                          0.59
   1999(4)                 0.00*                          0.77+
   1999(5)                 0.01                           0.68

(7) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(8) As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 0.59%.
*     Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


         31  Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

                     (This page intentionally left blank.)

--------------------------------------------------------------------------------
SMITH BARNEY
S&P 500 INDEX FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES

Dwight B. Crane
Burt N. Dorsett
R. Jay Gerken, CFA
  Chairman
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann*
Cornelius C. Rose, Jr.

OFFICERS

R. Jay Gerken, CFA
President and Chief Executive Officer

Andrew B. Shoup
Senior Vice President
and Chief Administrative Officer

James M. Giallanza
Chief Financial Officer
and Treasurer

Andrew Beagley
Chief Anti-Money
Laundering Compliance
Officer and Chief
Compliance Officer**

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT ADVISER

The Travelers Investment
  Management Company

ADMINISTRATOR

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

Boston Financial Data Services
P.O. Box 9083
Boston, Massachusetts
02205-9083


*     Trustee Emeritus as of June 30, 2004
**    Chief Compliance Officer as of July 14, 2004

================================================================================
Smith Barney Investment Trust
================================================================================

Smith Barney S&P 500
Index Fund

The Fund is a separate investment fund of the Smith Barney Investment Trust, a Massachusetts business trust.

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-451-2010 and (2) on the SEC's website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's website at www.sec.gov.

================================================================================

This report is submitted for general information of the shareholders of Smith Barney Investment Trust - Smith Barney S&P 500 Index Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY S&P 500 INDEX FUND

Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com


(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC


FD02355 8/04                                                             04-7075

--------------------------------------------------------------------------------
                                      CITI
                              S&P 500 INDEX SHARES
            A Class of Shares of the Smith Barney S&P 500 Index Fund
--------------------------------------------------------------------------------

         SPECIAL DISCIPLINE SERIES | SEMI-ANNUAL REPORT | JUNE 30, 2004

                 [LOGO] Smith Barney
                        Mutual Funds
                 Your Serious Money. Professionally Managed.(R)

                 Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

--------------------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
--------------------------------------------------------------------------------

================================================================================
                                  WHAT'S INSIDE
================================================================================

Letter from the Chairman ..................................................    1

Schedule of Investments ...................................................    4

Statement of Assets and Liabilities .......................................   20

Statement of Operations ...................................................   21

Statements of Changes in Net Assets .......................................   22

Notes to Financial Statements .............................................   23

Financial Highlights ......................................................   30

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

After a torrid second half of 2003, the equity markets took a breather in the first half of this year. Markets typically abhor uncertainty, so as the year progressed, investors grew increasingly lethargic amid questions over Iraq, global terrorism, a rise in oil prices, interest rates, inflation, and the presidential election. The good news - solid corporate earnings, the improving economy, renewed job growth, and the still low level of interest rates - largely was ignored. As a result, stock market returns for the first six months of 2004 generally were modest, as opposed to the strong, double-digit gains late last year.

As was the case in 2003, small- and mid-capitalization stocks generally outperformed their larger brethren in the first half of this year. Value- and growth-oriented stocks frequently traded short-term performance leadership during the past six months, but value stocks slightly outperformed growth stocks over the full six-month period. The performance of foreign stock markets in the first half largely was in-line with that of the broad U.S. market.

Stocks continued to outpace bonds in the first half of the year. Bonds generally suffered, particularly during the spring, due to heightened worries about resurgent inflation, rising rates, and anticipation that the Federal Reserve Bank ("Fed") would begin to raise key short-term rates after a long accommodative stance on monetary policy. Indeed, the Fed edged up its federal funds target rate(i) at the end of June to 1.25%. Over the six-month period, bonds generally experienced slightly negative returns.

After a sharp drop early in the year, by the end of the period the U.S. Consumer Confidence Index(ii) rose to levels not seen since June of 2002. The domestic unemployment rate held steady for the six-month period, but the rate of job growth slowed following a strong increase in the first three months of the year. Real (inflation-adjusted) gross domestic product(iii) increased at an annual rate of 3.9% in the first fiscal quarter of 2004, the most recent figure available at the close of the period, down slightly from the 4.1% increase seen in the last quarter of 2003.(iv)


         1   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

Performance Review

Within this environment, the fund performed as follows: For the six months ended June 30, 2004, Citi shares of the Smith Barney S&P 500 Index Fund returned 3.27%. These shares underperformed the fund's unmanaged benchmark, the S&P 500 Index,(v) which returned 3.44% for the same period. The fund's Lipper S&P 500 Index objective funds category average returned 3.12%.(1)

================================================================================
                              PERFORMANCE SNAPSHOT
                              AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                                                        6 Months
--------------------------------------------------------------------------------
     Smith Barney S&P 500 Index Fund - Citi Shares                       3.27%
--------------------------------------------------------------------------------
     S&P 500 Index                                                       3.44%
--------------------------------------------------------------------------------
     Lipper S&P 500 Index Objective Funds Category Average               3.12%
--------------------------------------------------------------------------------

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Performance figures may reflect fee waivers and/or expense reimbursements, if any, which may be reduced or terminated at any time. In the absence of fee waivers and/or expense reimbursements, if any, the total return would be reduced.

Citi share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions.

================================================================================

Special Shareholder Notice

Effective June 28, 2004, a new team of individuals employed by the manager, the Travelers Investment Management Company, will be responsible for the day-to-day management of the fund.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity,

(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 173 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


         2   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report
including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The fund may invest in derivatives, such as options and futures, which can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the Fund's performance. Derivatives can disproportionately increase losses as stated in the prospectus.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

(i) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
(ii)  Source: June 2004 Consumer Confidence Index, The Conference Board.
(iii) Gross domestic product is a market value of goods and services produced by labor and property in a given country.
(iv) Source: Bureau of Economic Analysis, U.S. Department of Commerce, June 25, 2004.
(v) The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.


         3   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited)                                June 30, 2004
================================================================================

SHARES                                  SECURITY                        VALUE
================================================================================
COMMON STOCK -- 99.4%
CONSUMER DISCRETIONARY -- 13.1%

Auto Components -- 0.2%
     3,413   Cooper Tire & Rubber Co.                               $     78,499
     6,913   Dana Corp.                                                  135,495
    25,664   Delphi Corp.                                                274,092
     7,967   The Goodyear Tire & Rubber Co.                               72,420
     8,621   Johnson Controls, Inc.                                      460,189
     6,042   Visteon Corp.                                                70,510
--------------------------------------------------------------------------------
                                                                       1,091,205
--------------------------------------------------------------------------------
Automobiles -- 0.7%
    83,869   Ford Motor Co.                                            1,312,550
    25,683   General Motors Corp.                                      1,196,571
    13,872   Harley-Davidson, Inc.                                       859,232
--------------------------------------------------------------------------------
                                                                       3,368,353
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 1.4%
    28,801   Carnival Corp.                                            1,353,647
     7,537   Darden Restaurants, Inc.                                    154,885
     5,056   Harrah's Entertainment, Inc.                                273,530
    17,272   Hilton Hotels Corp.                                         322,296
    15,892   International Game Technology                               613,431
    10,528   Marriott International, Inc., Class A Shares                525,137
    57,769   McDonald's Corp.                                          1,501,994
    18,122   Starbucks Corp.+                                            787,945
     9,285   Starwood Hotels & Resorts Worldwide, Inc.                   416,432
     5,196   Wendy's International, Inc.                                 181,029
    13,497   Yum! Brands, Inc.+                                          502,358
--------------------------------------------------------------------------------
                                                                       6,632,684
--------------------------------------------------------------------------------
Household Durables -- 0.5%
     3,565   The Black & Decker Corp.                                    221,493
     5,673   Centex Corp.                                                259,540
     6,666   Fortune Brands, Inc.                                        502,816
     2,148   KB HOME                                                     147,417
     8,730   Leggett & Platt, Inc.                                       233,178
     3,648   Maytag Corp.                                                 89,412
    12,589   Newell Rubbermaid Inc.                                      295,842
     5,746   Pulte Homes, Inc.                                           298,964
     2,692   Snap-on Inc.                                                 90,317
     3,741   The Stanley Works                                           170,515
     3,186   Whirlpool Corp.                                             218,560
--------------------------------------------------------------------------------
                                                                       2,528,054
--------------------------------------------------------------------------------
Internet & Catalog Retail -- 0.6%
    29,549   eBay Inc.+                                                2,717,031
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


         4   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

SHARES                                  SECURITY                        VALUE
================================================================================
Leisure Equipment & Products -- 0.2%
     4,252   Brunswick Corp.                                        $    173,482
    13,131   Eastman Kodak Co.                                           354,274
     8,045   Hasbro, Inc.                                                152,855
    19,758   Mattel, Inc.                                                360,584
--------------------------------------------------------------------------------
                                                                       1,041,195
--------------------------------------------------------------------------------
Media -- 3.6%
    28,220   Clear Channel Communications, Inc.                        1,042,729
   102,914   Comcast Corp., Class A Shares+                            2,884,679
     3,700   Dow Jones & Co., Inc.                                       166,870
    12,383   Gannett Co., Inc.                                         1,050,698
    19,019   The Interpublic Group of Cos., Inc.                         261,131
     3,676   Knight-Ridder, Inc.                                         264,672
     8,763   The McGraw Hill Cos., Inc.                                  670,983
     2,250   Meredith Corp.                                              123,660
     6,903   The New York Times Co., Class A Shares                      308,633
     8,715   Omnicom Group Inc.                                          661,381
   208,430   Time Warner Inc.+                                         3,664,199
    15,107   Tribune Co.                                                 687,973
    14,762   Univision Communications Inc., Class A Shares+              471,351
    80,010   Viacom Inc., Class B Shares                               2,857,957
    93,725   The Walt Disney Co.                                       2,389,050
--------------------------------------------------------------------------------
                                                                      17,505,966
--------------------------------------------------------------------------------
Multiline Retail -- 3.3%
     5,481   Big Lots, Inc.+                                              79,255
    20,957   Costco Wholesale Corp.+                                     860,704
     3,722   Dillard's, Inc., Class A Shares                              83,001
    15,467   Dollar General Corp.                                        302,535
     7,833   Family Dollar Stores, Inc.                                  238,280
     8,273   Federated Department Stores, Inc.                           406,204
    12,513   J.C. Penney Co., Inc.                                       472,491
    15,543   Kohl's Corp.+                                               657,158
    13,253   The May Department Stores Co.                               364,325
     6,244   Nordstrom, Inc.                                             266,057
    10,171   Sears Roebuck & Co.                                         384,057
    41,723   Target Corp.                                              1,771,976
   197,966   Wal-Mart Stores, Inc.                                    10,444,686
--------------------------------------------------------------------------------
                                                                      16,330,729
--------------------------------------------------------------------------------
Specialty Retail -- 2.3%
    12,531   AutoNation, Inc.+                                           214,280
     3,985   AutoZone, Inc.+                                             319,198
    13,630   Bed Bath and Beyond Inc.+                                   524,073
    14,881   Best Buy Co., Inc.                                          755,062
     9,748   Circuit City Stores, Inc.                                   126,237
    41,061   The Gap, Inc.                                               995,729
   104,063   The Home Depot, Inc.                                      3,663,018

                       See Notes to Financial Statements.


         5   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

SHARES                                  SECURITY                        VALUE
================================================================================
Specialty Retail -- 2.3% (continued)
    21,392   Limited Brands                                         $    400,030
    36,001   Lowe's Cos., Inc.                                         1,891,853
    14,157   Office Depot, Inc.+                                         253,552
     7,457   RadioShack Corp.                                            213,494
     6,621   The Sherwin-Williams Co.                                    275,103
    22,872   Staples, Inc.+                                              670,378
     6,709   Tiffany & Co.                                               247,227
    23,112   The TJX Cos., Inc.                                          557,924
     9,611   Toys "R" Us, Inc.+                                          153,103
--------------------------------------------------------------------------------
                                                                      11,260,261
--------------------------------------------------------------------------------
Textiles & Apparel -- 0.3%
     5,770   Jones Apparel Group, Inc.                                   227,800
     5,044   Liz Claiborne, Inc.                                         181,483
    12,051   NIKE, Inc., Class B Shares                                  912,863
     2,700   Reebok International Ltd.                                    97,146
     4,985   VF Corp.                                                    242,770
--------------------------------------------------------------------------------
                                                                       1,662,062
--------------------------------------------------------------------------------
             TOTAL CONSUMER DISCRETIONARY                             64,137,540
================================================================================
CONSUMER STAPLES -- 8.8%
Beverages -- 2.7%
     1,671   Adolph Coors Co., Class B Shares                            120,880
    37,239   Anheuser-Busch Co., Inc.                                  2,010,906
     5,561   Brown-Forman Corp., Class B Shares                          268,429
   111,835   The Coca-Cola Co.                                         5,645,431
    20,982   Coca-Cola Enterprises Inc.                                  608,268
    11,911   The Pepsi Bottling Group, Inc.                              363,762
    78,224   PepsiCo, Inc.                                             4,214,709
--------------------------------------------------------------------------------
                                                                      13,232,385
--------------------------------------------------------------------------------
Food & Drug Retailing -- 1.1%
    16,731   Albertson's, Inc.                                           444,041
    18,082   CVS Corp.                                                   759,806
    34,163   The Kroger Co.+                                             621,767
    20,205   Safeway Inc.+                                               511,995
     6,201   SUPERVALU Inc.                                              189,813
    29,471   Sysco Corp.                                               1,057,125
    46,897   Walgreen Co.                                              1,698,140
     6,363   Winn-Dixie Stores Inc.                                       45,814
--------------------------------------------------------------------------------
                                                                       5,328,501
--------------------------------------------------------------------------------
Food Products -- 1.3%
    29,509   Archer-Daniels-Midland Co.                                  495,161
    18,832   Campbell Soup Co.                                           506,204
    24,516   ConAgra Foods, Inc.                                         663,893
    17,196   General Mills, Inc.                                         817,326

                       See Notes to Financial Statements.


         6   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

SHARES                                  SECURITY                        VALUE
================================================================================
Food Products -- 1.3% (continued)
    16,095   H.J. Heinz Co.                                         $    630,924
    11,940   Hershey Foods Corp.                                         552,464
    18,870   Kellogg Co.                                                 789,709
     6,350   McCormick & Co., Inc.                                       215,900
    36,179   Sara Lee Corp.                                              831,755
    10,286   Wm. Wrigley Jr. Co.                                         648,532
--------------------------------------------------------------------------------
                                                                       6,151,868
--------------------------------------------------------------------------------
Household Products -- 2.0%
     9,619   The Clorox Co.                                              517,310
    24,335   Colgate-Palmolive Co.                                     1,422,381
    22,965   Kimberly-Clark Corp.                                      1,512,934
   118,218   The Procter & Gamble Co.                                  6,435,788
--------------------------------------------------------------------------------
                                                                       9,888,413
--------------------------------------------------------------------------------
Personal Products -- 0.6%
     4,169   Alberto-Culver Co.                                          209,034
    21,506   Avon Products, Inc.                                         992,287
    46,015   The Gillette Co.                                          1,951,036
--------------------------------------------------------------------------------
                                                                       3,152,357
--------------------------------------------------------------------------------
Tobacco -- 1.1%
    93,611   Altria Group, Inc.                                        4,685,231
     3,912   R.J. Reynolds Tobacco Holdings, Inc.                        264,412
     7,637   UST Inc.                                                    274,932
--------------------------------------------------------------------------------
                                                                       5,224,575
--------------------------------------------------------------------------------
             TOTAL CONSUMER STAPLES                                 42,978,099
================================================================================
ENERGY -- 6.3%
Energy Equipment & Services -- 0.9%
    15,297   Baker Hughes Inc.                                           575,932
     7,266   BJ Services Co.+                                            333,073
    20,039   Halliburton Co.                                             606,380
     6,716   Nabors Industries, Ltd.+                                    303,698
     6,140   Noble Corp.+                                                232,645
     4,817   Rowan Cos., Inc.+                                           117,198
    26,922   Schlumberger Ltd.                                         1,709,816
    14,565   Transocean Inc.+                                            421,511
--------------------------------------------------------------------------------
                                                                       4,300,253
--------------------------------------------------------------------------------
Oil & Gas -- 5.4%
     4,100   Amerada Hess Corp.                                          324,679
    11,550   Anadarko Petroleum Corp.                                    676,830
    14,815   Apache Corp.                                                645,193
     3,161   Ashland Inc.                                                166,932
    18,048   Burlington Resources, Inc.                                  652,977
    48,963   ChevronTexaco Corp.                                       4,607,908

                       See Notes to Financial Statements.


         7   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

SHARES                                  SECURITY                        VALUE
================================================================================
Oil & Gas -- 5.4% (continued)
    31,324   ConocoPhillips                                         $  2,389,708
    10,603   Devon Energy Corp.                                          699,798
     5,271   EOG Resources, Inc.                                         314,731
   299,979   Exxon Mobil Corp.                                        13,322,067
     4,612   Kerr-McGee Corp.                                            247,987
    15,502   Marathon Oil Corp.                                          586,596
    17,736   Occidental Petroleum Corp.                                  858,600
     3,545   Sunoco, Inc.                                                225,533
    11,854   Unocal Corp.                                                450,452
     5,836   Valero Energy Corp.                                         430,463
--------------------------------------------------------------------------------
                                                                      26,600,454
--------------------------------------------------------------------------------
             TOTAL ENERGY                                             30,900,707
================================================================================
FINANCIALS -- 20.2%
Banks -- 7.1%
    16,104   AmSouth Bancorp.                                            410,169
    93,464   Bank of America Corp.                                     7,908,924
    35,425   The Bank of New York Co., Inc.                            1,044,329
    51,184   Bank One Corp.                                            2,610,384
    25,000   BB&T Corp.                                                  924,250
    10,199   Charter One Financial, Inc.                                 450,694
     7,981   Comerica Inc.                                               437,997
    25,865   Fifth Third Bancorp                                       1,391,020
     5,716   First Horizon National Corp.                                259,907
     6,949   Golden West Financial Corp.                                 739,026
    10,388   Huntington Bancshares Inc.                                  237,885
    19,210   KeyCorp                                                     574,187
     5,455   M&T Bank Corp.                                              476,221
    10,411   Marshall & Ilsley Corp.                                     406,966
    19,749   Mellon Financial Corp.                                      579,238
    31,076   National City Corp.                                       1,087,971
     7,787   North Fork Bancorp., Inc.                                   296,295
    10,059   Northern Trust Corp.                                        425,295
    12,696   PNC Financial Services Group                                673,904
    10,141   Regions Financial Corp.                                     370,654
    15,119   SouthTrust Corp.                                            586,768
    13,949   Sovereign Bancorp, Inc.                                     308,273
    12,875   SunTrust Banks, Inc.                                        836,746
    13,808   Synovus Financial Corp.                                     349,619
    87,858   U.S. Bancorp                                              2,421,366
     8,684   Union Planters Corp.                                        258,870
    60,183   Wachovia Corp.                                            2,678,144
    41,190   Washington Mutual, Inc.                                   1,591,582
    77,438   Wells Fargo & Co.                                         4,431,777
     4,130   Zions Bancorp.                                              253,788
--------------------------------------------------------------------------------
                                                                      35,022,249
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


         8   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

SHARES                                  SECURITY                        VALUE
================================================================================
Diversified Financials -- 8.0%
    58,821   American Express Co.                                   $  3,022,223
     4,718   The Bear Stearns Cos. Inc.                                  397,775
    10,532   Capital One Financial Corp.                                 720,178
    62,247   The Charles Schwab Corp.                                    598,194
   235,646   Citigroup Inc.                                           10,957,539
    12,663   Countrywide Financial Corp.                                 889,576
    16,846   E*TRADE Financial Corp.+                                    187,833
    44,475   Fannie Mae                                                3,173,736
     4,895   Federated Investors, Inc., Class B Shares                   148,514
    11,422   Franklin Resources, Inc.                                    572,014
    31,484   Freddie Mac                                               1,992,937
    22,120   The Goldman Sachs Group, Inc.                             2,082,819
    94,108   J.P. Morgan Chase & Co.                                   3,648,567
    11,001   Janus Capital Group Inc.                                    181,406
    12,657   Lehman Brothers Holdings Inc.                               952,439
    58,522   MBNA Corp.                                                1,509,282
    44,432   Merrill Lynch & Co., Inc.                                 2,398,439
     6,785   Moody's Corp.                                               438,718
    50,163   Morgan Stanley                                            2,647,102
    14,743   Principal Financial Group, Inc.                             512,762
    13,171   Providian Financial Corp.+                                  193,219
    20,685   SLM Corp.                                                   836,708
    15,345   State Street Corp.                                          752,519
     5,748   T. Rowe Price Group Inc.                                    289,699
--------------------------------------------------------------------------------
                                                                      39,104,198
--------------------------------------------------------------------------------
Insurance -- 4.7%
    12,736   ACE Ltd.                                                    538,478
    23,466   AFLAC, Inc.                                                 957,647
    32,181   Allstate Corp.                                            1,498,026
     4,859   Ambac Financial Group, Inc.                                 356,845
   119,333   American International Group, Inc.                        8,506,056
    14,380   Aon Corp.                                                   409,399
     8,606   The Chubb Corp.                                             586,757
     7,682   Cincinnati Financial Corp.                                  334,321
    13,315   The Hartford Financial Services Group, Inc.                 915,273
     6,436   Jefferson-Pilot Corp.                                       326,949
     8,107   Lincoln National Corp.                                      383,056
     8,493   Loews Corp.                                                 509,240
    24,225   Marsh & McLennan Cos., Inc.                               1,099,330
     6,570   MBIA Inc.                                                   375,278
    34,843   MetLife, Inc.                                             1,249,122
     4,525   MGIC Investment Corp.                                       343,266
     9,919   The Progressive Corp.                                       846,091
    24,742   Prudential Financial, Inc.                                1,149,761
     6,335   SAFECO Corp.                                                278,740
    30,333   The St. Paul Travelers Cos., Inc.                         1,229,700

                       See Notes to Financial Statements.


         9   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

SHARES                                  SECURITY                        VALUE
================================================================================
Insurance -- 4.7% (continued)
     5,173   Torchmark Corp.                                        $    278,307
    13,511   UnumProvident Corp.                                         214,825
     6,305   XL Capital Ltd., Class A Shares                             475,775
--------------------------------------------------------------------------------
                                                                      22,862,242
--------------------------------------------------------------------------------
Real Estate -- 0.4%
     4,284   Apartment Investment & Management Co., Class A Shares       133,361
    18,259   Equity Office Properties Trust                              496,645
    12,773   Equity Residential                                          379,741
     8,393   Plum Creek Timber Co., Inc.                                 273,444
     8,218   ProLogis                                                    270,537
     9,310   Simon Property Group, Inc.                                  478,720
--------------------------------------------------------------------------------
                                                                       2,032,448
--------------------------------------------------------------------------------
             TOTAL FINANCIALS                                         99,021,137
================================================================================
HEALTHCARE -- 13.3%
Biotechnology -- 1.2%
    58,980   Amgen Inc.+                                               3,218,539
    15,001   Biogen Idec Inc.+                                           948,813
     8,533   Chiron Corp.+                                               380,913
    10,296   Genzyme Corp.+                                              487,310
     9,890   Gilead Sciences, Inc.+                                      662,630
    11,363   MedImmune, Inc.+                                            265,894
--------------------------------------------------------------------------------
                                                                       5,964,099
--------------------------------------------------------------------------------
Healthcare Equipment & Supplies -- 2.2%
     9,553   Applera Corp.-- Applied Biosystems Group                    207,778
     2,399   Bausch & Lomb, Inc.                                         156,103
    27,965   Baxter International, Inc.                                  965,072
    11,525   Becton Dickinson & Co.                                      596,995
    11,741   Biomet, Inc.                                                521,770
    37,444   Boston Scientific Corp.+                                  1,602,603
     4,744   C.R. Bard, Inc.                                             268,748
    14,259   Guidant Corp.                                               796,793
    11,017   IMS Health Inc.                                             258,238
    55,446   Medtronic, Inc.                                           2,701,329
     2,255   Millipore Corp.+                                            127,114
     7,887   St. Jude Medical, Inc.+                                     596,652
    18,212   Stryker Corp.                                             1,001,660
    11,076   Zimmer Holdings, Inc.+                                      976,903
--------------------------------------------------------------------------------
                                                                      10,777,758
--------------------------------------------------------------------------------
Healthcare Providers & Services -- 1.9%
     7,035   Aetna Inc.                                                  597,975
     5,163   AmerisourceBergen Corp.                                     308,644
     6,310   Anthem, Inc.+                                               565,124
    19,919   Cardinal Health, Inc.                                     1,395,326

                       See Notes to Financial Statements.


         10   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

SHARES                                  SECURITY                        VALUE
================================================================================
Healthcare Providers & Services -- 1.9% (continued)
    20,459   Caremark Rx, Inc.+                                     $    673,919
     6,418   CIGNA Corp.                                                 441,623
     3,530   Express Scripts, Inc.+                                      279,682
    22,717   HCA Inc.                                                    944,800
    11,174   Health Management Associates, Inc., Class A Shares          250,521
     7,282   Humana, Inc.+                                               123,066
     4,036   Manor Care, Inc.                                            131,896
    13,372   McKesson Corp.                                              459,061
     4,733   Quest Diagnostics Inc.                                      402,068
    21,458   Tenet Healthcare Corp.+                                     287,752
    28,607   UnitedHealth Group Inc.                                   1,780,786
     7,078   WellPoint Health Networks, Inc.+                            792,807
--------------------------------------------------------------------------------
                                                                       9,435,050
--------------------------------------------------------------------------------
Pharmaceuticals -- 8.0%
    71,587   Abbott Laboratories                                       2,917,886
     6,014   Allergan, Inc.                                              538,373
    88,819   Bristol-Myers Squibb Co.                                  2,176,065
    51,401   Eli Lilly & Co.                                           3,593,444
    16,796   Forest Laboratories, Inc.+                                  951,157
     6,888   Hospira, Inc.+                                              190,109
   135,748   Johnson & Johnson                                         7,561,164
    11,102   King Pharmaceuticals, Inc.+                                 127,118
    12,423   Medco Health Solutions, Inc. +                              465,862
   101,726   Merck & Co. Inc.                                          4,831,985
    12,249   Mylan Laboratories Inc.                                     248,042
   348,912   Pfizer Inc.                                              11,960,703
    67,309   Schering-Plough Corp.                                     1,243,870
     4,920   Watson Pharmaceuticals, Inc.+                               132,348
    60,965   Wyeth                                                     2,204,494
--------------------------------------------------------------------------------
                                                                      39,142,620
--------------------------------------------------------------------------------
             TOTAL HEALTHCARE                                         65,319,527
================================================================================
INDUSTRIALS -- 12.2%
Aerospace & Defense -- 1.7%
    38,511   The Boeing Co.                                            1,967,527
     9,071   General Dynamics Corp.                                      900,750
     5,367   Goodrich Corp.                                              173,515
    20,676   Lockheed Martin Corp.                                     1,076,806
    17,100   Northrop Grumman Corp.                                      918,270
    18,985   Raytheon Co.                                                679,093
     8,104   Rockwell Collins, Inc.                                      270,025
    23,594   United Technologies Corp.                                 2,158,379
--------------------------------------------------------------------------------
                                                                       8,144,365
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


         11  Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

SHARES                                  SECURITY                        VALUE
================================================================================
Air Freight & Couriers -- 1.1%
    13,676   FedEx Corp.                                            $  1,117,192
     2,976   Ryder Systems, Inc.                                         119,248
    51,667   United Parcel Service, Inc., Class B Shares               3,883,808
--------------------------------------------------------------------------------
                                                                       5,120,248
--------------------------------------------------------------------------------
Airlines -- 0.1%
     5,490   Delta Air Lines, Inc.                                        39,089
    36,175   Southwest Airlines Co.                                      606,655
--------------------------------------------------------------------------------
                                                                         645,744
--------------------------------------------------------------------------------
Building Products -- 0.2%
     9,933   American Standard Cos. Inc.+                                400,399
     2,660   Crane Co.                                                    83,497
    20,709   Masco Corp.                                                 645,707
--------------------------------------------------------------------------------
                                                                       1,129,603
--------------------------------------------------------------------------------
Commercial Services & Supplies -- 2.0%
    14,807   Allied Waste Industries, Inc.+                              195,156
     8,070   Apollo Group, Inc., Class A Shares+                         712,500
    26,981   Automatic Data Processing Inc.                            1,129,964
     5,039   Avery Dennison Corp.                                        322,546
    46,106   Cendant Corp.+                                            1,128,675
     7,861   Cintas Corp.                                                374,734
     6,396   Convergys Corp.+                                             98,498
     2,285   Deluxe Corp.                                                 99,397
     6,298   Equifax, Inc.                                               155,875
    40,576   First Data Corp.                                          1,806,444
     8,931   Fiserv, Inc.+                                               347,327
     8,156   H&R Block, Inc.                                             388,878
     5,116   Monster Worldwide Inc.+                                     131,584
    17,218   Paychex, Inc.                                               583,346
    10,674   Pitney Bowes, Inc.                                          472,324
     9,836   R.R. Donnelley & Sons Co.                                   324,785
     7,816   Robert Half International Inc.+                             232,682
     6,497   Sabre Holdings Corp., Class A Shares                        180,032
    26,340   Waste Management, Inc.                                      807,321
--------------------------------------------------------------------------------
                                                                       9,492,068
--------------------------------------------------------------------------------
Construction & Engineering -- 0.0%
     3,722   Fluor Corp.                                                 177,428
--------------------------------------------------------------------------------
Electrical Equipment -- 0.4%
     8,952   American Power Conversion Corp.                             175,907
     4,173   Cooper Industries, Ltd., Class A Shares                     247,918
    19,324   Emerson Electric Co.                                      1,228,040

                       See Notes to Financial Statements.


         12   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

SHARES                                  SECURITY                        VALUE
================================================================================
Electrical Equipment -- 0.4% (continued)
     4,062   Power-One, Inc.+                                       $     44,601
     8,612   Rockwell Automation, Inc.                                   323,036
     2,590   Thomas & Betts Corp.+                                        70,526
--------------------------------------------------------------------------------
                                                                       2,090,028
--------------------------------------------------------------------------------
Industrial Conglomerates -- 4.7%
    35,835   3M Co.                                                    3,225,508
   466,622   General Electric Co. (a)                                 15,118,553
    39,256   Honeywell International Inc.                              1,437,947
     6,287   Textron Inc.                                                373,133
    91,475   Tyco International Ltd.                                   3,031,482
--------------------------------------------------------------------------------
                                                                      23,186,623
--------------------------------------------------------------------------------
Machinery -- 1.5%
    15,875   Caterpillar Inc.                                          1,261,110
     1,929   Cummins Inc.                                                120,562
    14,108   Danaher Corp.                                               731,500
    11,123   Deere & Co.                                                 780,167
     9,312   Dover Corp.                                                 392,035
     6,967   Eaton Corp.                                                 451,044
    14,095   Illinois Tool Works, Inc.                                 1,351,570
     8,040   Ingersoll-Rand Co., Class A Shares                          549,212
     4,210   ITT Industries, Inc.                                        349,430
     3,159   Navistar International Corp.+                               122,443
     7,974   PACCAR Inc.                                                 462,412
     5,657   Pall Corp.                                                  148,157
     5,434   Parker-Hannifin Corp.                                       323,106
--------------------------------------------------------------------------------
                                                                       7,042,748
--------------------------------------------------------------------------------
Road & Rail -- 0.4%
    17,089   Burlington Northern Santa Fe Corp.                          599,311
     9,852   CSX Corp.                                                   322,850
    17,954   Norfolk Southern Corp.                                      476,140
    11,844   Union Pacific Corp.                                         704,126
--------------------------------------------------------------------------------
                                                                       2,102,427
--------------------------------------------------------------------------------
Trading Companies & Distributors -- 0.1%
     7,915   Genuine Parts Co.                                           314,067
     4,131   W.W. Grainger, Inc.                                         237,532
--------------------------------------------------------------------------------
                                                                         551,599
--------------------------------------------------------------------------------
             TOTAL INDUSTRIALS                                        59,682,881
================================================================================
INFORMATION TECHNOLOGY -- 16.3%
Communications Equipment -- 3.1%
    36,048   ADC Telecommunications, Inc.+                               102,376
     7,278   Andrew Corp.+                                               145,633
    19,404   Avaya Inc.+                                                 306,389

                       See Notes to Financial Statements.


         13   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

SHARES                                  SECURITY                        VALUE
================================================================================
Communications Equipment -- 3.1% (continued)
    26,874   CIENA Corp.+                                           $     99,971
   314,370   Cisco Systems, Inc.+                                      7,450,569
     8,845   Comverse Technology, Inc.+                                  176,369
    61,788   Corning, Inc.+                                              806,951
    64,973   JDS Uniphase Corp.+                                         246,248
   194,656   Lucent Technologies Inc.+                                   735,800
   107,145   Motorola, Inc.                                            1,955,396
    36,841   QUALCOMM, Inc.                                            2,688,656
     6,927   Scientific-Atlanta, Inc.                                    238,982
    18,875   Tellabs, Inc.+                                              164,968
--------------------------------------------------------------------------------
                                                                      15,118,308
--------------------------------------------------------------------------------
Computers & Peripherals -- 3.6%
    16,990   Apple Computer, Inc.+                                       552,855
   117,177   Dell Inc.+                                                4,197,280
   110,582   EMC Corp.+                                                1,260,635
    17,072   Gateway, Inc.+                                               76,824
   139,544   Hewlett-Packard Co.                                       2,944,378
    77,761   International Business Machines Corp.                     6,854,632
     5,856   Lexmark International, Inc., Class A Shares+                565,280
     4,331   NCR Corp.+                                                  214,774
    15,769   Network Appliance, Inc.+                                    339,507
     7,376   NVIDIA Corp.+                                               151,208
   149,899   Sun Microsystems, Inc.+                                     650,562
--------------------------------------------------------------------------------
                                                                      17,807,935
--------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.7%
    21,699   Agilent Technologies, Inc.+                                 635,347
    13,817   Broadcom Corp., Class A Shares+                             646,221
     9,191   Jabil Circuit, Inc.+                                        231,429
     8,701   Molex, Inc.                                                 279,128
     5,833   PerkinElmer, Inc.                                           116,893
    23,734   Sanmina-SCI Corp.+                                          215,979
    43,805   Solectron Corp.+                                            283,418
    10,658   Symbol Technologies, Inc.                                   157,099
     3,810   Tektronix, Inc.                                             129,616
     7,542   Thermo Electron Corp.+                                      231,841
     5,504   Waters Corp.+                                               262,981
--------------------------------------------------------------------------------
                                                                       3,189,952
--------------------------------------------------------------------------------
Internet Software & Services -- 0.5%
    60,781   Yahoo! Inc.+                                              2,208,174
--------------------------------------------------------------------------------
IT Consulting & Services -- 0.3%
     6,193   Affiliated Computer Services, Inc., Class A Shares+         327,857
     8,617   Computer Sciences Corp.+                                    400,087

                       See Notes to Financial Statements.


         14   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

SHARES                                  SECURITY                        VALUE
================================================================================
IT Consulting & Services -- 0.3% (continued)
    22,084   Electronic Data Systems Corp.                          $    422,909
    13,147   SunGard Data Systems Inc.+                                  341,822
    15,192   Unisys Corp.+                                               210,865
--------------------------------------------------------------------------------
                                                                       1,703,540
--------------------------------------------------------------------------------
Office Electronics -- 0.1%
    36,370   Xerox Corp.+                                                527,365
--------------------------------------------------------------------------------
Semiconductor Equipment & Products -- 3.5%
    15,904   Advanced Micro Devices, Inc.+                               252,874
    17,323   Altera Corp.+                                               384,917
    17,060   Analog Devices, Inc.+                                       803,185
    76,989   Applied Materials, Inc.+                                  1,510,524
    14,140   Applied Micro Circuits Corp.+                                75,225
   296,570   Intel Corp.                                               8,185,332
     8,951   KLA-Tencor Corp.+                                           442,000
    14,314   Linear Technology Corp.                                     564,974
    17,656   LSI Logic Corp.+                                            134,539
    15,055   Maxim Integrated Products, Inc.                             789,183
    27,937   Micron Technology, Inc.+                                    427,715
    16,290   National Semiconductor Corp.+                               358,217
     6,960   Novellus Systems, Inc.+                                     218,822
     7,836   PMC-Sierra, Inc.+                                           112,447
     4,275   QLogic Corp.+                                               113,672
     8,707   Teradyne, Inc.+                                             197,649
    79,344   Texas Instruments Inc.                                    1,918,538
    15,718   Xilinx, Inc.+                                               523,567
--------------------------------------------------------------------------------
                                                                      17,013,380
--------------------------------------------------------------------------------
Software -- 4.5%
    10,956   Adobe Systems, Inc.                                         509,454
     5,139   Autodesk, Inc.                                              220,001
    10,208   BMC Software, Inc.+                                         188,848
     7,508   Citrix Systems, Inc.+                                       152,863
    26,694   Computer Associates International, Inc.                     749,034
    17,397   Compuware Corp.+                                            114,820
    13,708   Electronic Arts Inc.+                                       747,771
     9,098   Intuit Inc.+                                                351,001
     4,166   Mercury Interactive Corp.+                                  207,592
   493,797   Microsoft Corp.                                          14,102,842
    17,072   Novell, Inc.+                                               143,234
   239,243   Oracle Corp.+                                             2,854,169
    12,611   Parametric Technology, Inc.+                                 63,055
    16,693   PeopleSoft, Inc.+                                           308,820

                       See Notes to Financial Statements.


         15   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

SHARES                                  SECURITY                        VALUE
================================================================================
Software -- 4.5% (continued)
    22,564   Siebel Systems, Inc.+                                  $    240,984
    14,226   Symantec Corp.+                                             622,814
    19,619   VERITAS Software Corp.+                                     543,446
--------------------------------------------------------------------------------
                                                                      22,120,748
--------------------------------------------------------------------------------
             TOTAL INFORMATION TECHNOLOGY                             79,689,402
================================================================================
MATERIALS -- 3.0%
Chemicals -- 1.5%
    10,380   Air Products & Chemicals, Inc.                              544,431
    42,634   The Dow Chemical Co.                                      1,735,204
    45,654   E.I. du Pont de Nemours & Co.                             2,027,951
     3,533   Eastman Chemical Co.                                        163,331
    11,803   Ecolab, Inc.                                                374,155
     5,817   Engelhard Corp.                                             187,947
     2,340   Great Lakes Chemical Corp.                                   63,320
     4,898   Hercules, Inc.+                                              59,707
     4,296   International Flavors & Fragrances Inc.                     160,670
    12,153   Monsanto Co.                                                467,890
     7,873   PPG Industries, Inc.                                        491,984
    14,924   Praxair, Inc.                                               595,617
    10,149   Rohm and Haas Co.                                           421,995
     3,213   Sigma-Aldrich Corp.                                         191,527
--------------------------------------------------------------------------------
                                                                       7,485,729
--------------------------------------------------------------------------------
Construction Materials -- 0.1%
       134   Eagle Materials Inc.                                          9,517
     4,603   Vulcan Materials Co.                                        218,873
--------------------------------------------------------------------------------
                                                                         228,390
--------------------------------------------------------------------------------
Containers & Packaging -- 0.2%
     2,563   Ball Corp.                                                  184,664
     4,904   Bemis, Inc.                                                 138,538
     7,188   Pactiv Corp.+                                               179,269
     3,936   Sealed Air Corp.+                                           209,671
     2,523   Temple-Inland Inc.                                          174,718
--------------------------------------------------------------------------------
                                                                         886,860
--------------------------------------------------------------------------------
Metals & Mining -- 0.7%
    39,756   Alcoa Inc.                                                1,313,141
     3,733   Allegheny Technologies, Inc.                                 67,381
     7,887   Freeport-McMoRan Copper & Gold, Inc., Class B Shares        261,454
    19,727   Newmont Mining Corp.                                        764,619
     3,566   Nucor Corp.                                                 273,726
     4,257   Phelps Dodge Corp.+                                         329,960

                       See Notes to Financial Statements.


         16   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

SHARES                                  SECURITY                        VALUE
================================================================================
Metals & Mining -- 0.7% (continued)
     5,185   United States Steel Corp.                              $    182,097
     3,952   Worthington Industries, Inc.                                 81,135
--------------------------------------------------------------------------------
                                                                       3,273,513
--------------------------------------------------------------------------------
Paper & Forest Products -- 0.5%
     3,924   Boise Cascade Corp.                                         147,699
    11,558   Georgia-Pacific Corp.                                       427,415
    21,925   International Paper Co.                                     980,047
     4,832   Louisiana-Pacific Corp.+                                    114,277
     9,198   MeadWestvaco Corp.                                          270,329
    10,733   Weyerhaeuser Co.                                            677,467
--------------------------------------------------------------------------------
                                                                       2,617,234
--------------------------------------------------------------------------------
             TOTAL MATERIALS                                          14,491,726
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 3.4%
Diversified Telecommunication Services -- 2.8%
    14,303   ALLTEL Corp.                                                724,018
    36,302   AT&T Corp.                                                  531,098
    83,836   BellSouth Corp.                                           2,198,180
     6,555   CenturyTel, Inc.                                            196,912
    13,080   Citizens Communications Co.+                                158,268
    80,994   Qwest Communications International Inc.+                    290,768
   151,255   SBC Communications Inc.                                   3,667,934
    65,036   Sprint Corp. (FON Group)                                  1,144,634
   126,406   Verizon Communications Inc.                               4,574,633
--------------------------------------------------------------------------------
                                                                      13,486,445
--------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.6%
   124,566   AT&T Wireless Services Inc.+                              1,783,785
    50,237   Nextel Communications, Inc., Class A Shares+              1,339,318
--------------------------------------------------------------------------------
                                                                       3,123,103
--------------------------------------------------------------------------------
             TOTAL TELECOMMUNICATION SERVICES                         16,609,548
================================================================================
UTILITIES -- 2.8%
Electric Utilities -- 2.2%
    28,522   The AES Corp.+                                              283,223
     5,794   Allegheny Energy, Inc.+                                      89,286
     8,276   Ameren Corp.                                                355,537
    18,063   American Electric Power Co., Inc.                           578,016
    19,385   Calpine Corp.+                                               83,743
    14,194   CenterPoint Energy, Inc.                                    163,231
     8,154   Cinergy Corp.                                               309,852
     7,554   CMS Energy Corp.                                             68,968
    10,981   Consolidated Edison, Inc.                                   436,605
     7,618   Constellation Energy Group, Inc.                            288,722
    14,871   Dominion Resources, Inc.                                    938,063

                       See Notes to Financial Statements.


         17   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

SHARES                                  SECURITY                        VALUE
================================================================================
Electric Utilities -- 2.2% (continued)
     7,739   DTE Energy Co.                                         $    313,739
    14,932   Edison International+                                       381,811
    10,455   Entergy Corp.                                               585,585
    30,124   Exelon Corp.                                              1,002,828
    15,048   FirstEnergy Corp.                                           562,946
     8,463   FPL Group, Inc.                                             541,209
    19,121   PG&E Corp.+                                                 534,241
     4,232   Pinnacle West Capital Corp.                                 170,930
     8,095   PPL Corp.                                                   371,560
    11,183   Progress Energy, Inc.                                       492,611
    10,809   Public Service Enterprise Group Inc.                        432,684
    33,569   The Southern Co.                                            978,536
     8,612   TECO Energy, Inc.                                           103,258
    14,811   TXU Corp.                                                   599,994
    18,141   Xcel Energy, Inc.                                           303,136
--------------------------------------------------------------------------------
                                                                      10,970,314
--------------------------------------------------------------------------------
Gas Utilities -- 0.3%
    28,991   El Paso Corp.                                               228,449
     7,325   KeySpan Corp.                                               268,827
     5,647   Kinder Morgan, Inc.                                         334,811
     1,996   Nicor Inc.                                                   67,804
     1,648   Peoples Energy Corp.                                         69,463
    10,446   Sempra Energy                                               359,656
--------------------------------------------------------------------------------
                                                                       1,329,010
--------------------------------------------------------------------------------
Multi-Utilities -- 0.3%
    41,413   Duke Energy Corp.                                           840,270
    16,708   Dynegy Inc., Class A Shares                                  71,176
    11,977   NiSource Inc.                                               246,966
    23,691   The Williams Cos., Inc.                                     281,923
--------------------------------------------------------------------------------
                                                                       1,440,335
--------------------------------------------------------------------------------
             TOTAL UTILITIES                                          13,739,659
================================================================================
             TOTAL COMMON STOCK
             (Cost -- $518,661,420)                                  486,570,226
================================================================================

                       See Notes to Financial Statements.


         18   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

SHARES                                  SECURITY                        VALUE
================================================================================
U.S. TREASURY BILLS -- 0.4%
$1,750,000   U.S. Treasury Bills, due 9/16/04 (b)
               (Cost -- $1,745,162)                                 $  1,745,359
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.2%
 1,269,000   State Street Bank & Trust Co. dated 6/30/04,
               1.150% due 7/1/04; Proceeds at maturity --
               $1,269,041; (Fully collateralized by U.S.
               Treasury Notes, 12.750% due 11/15/10; Market
               value -- $1,298,321) (Cost -- $1,269,000)               1,269,000
================================================================================
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $521,675,582*)                                $489,584,585
================================================================================

+     Non-income producing security.
(a) All or a portion of this security is segregated for open futures contracts.
(b)   This security is held as collateral for open futures contracts.
*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


         19   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Statement of Assets and Liabilities (unaudited)                    June 30, 2004
================================================================================

ASSETS:
  Investments, at value (Cost -- $521,675,582)                    $ 489,584,585
  Receivable for Fund shares sold                                       697,175
  Dividends and interest receivable                                     548,864
  Receivable from broker -- variation margin                             11,500
  Dividends and interest receivable                                       3,108
--------------------------------------------------------------------------------
  Total Assets                                                      490,845,232
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                    1,086,733
  Payable for Fund shares reacquired                                    410,077
  Administration fee payable                                             72,682
  Bank overdraft                                                         66,452
  Distribution plan fees payable                                         31,343
  Investment advisory fee payable                                        27,508
  Accrued expenses                                                      144,633
--------------------------------------------------------------------------------
  Total Liabilities                                                   1,839,428
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 489,005,804
================================================================================
NET ASSETS:
  Par value of shares of beneficial interest                      $      41,966
  Capital paid in excess of par value                               537,185,271
  Undistributed net investment income                                 2,819,565
  Accumulated net realized loss from investment
    transactions and futures contracts                              (18,968,675)
  Net unrealized depreciation of investments
    and futures contracts                                           (32,072,323)
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 489,005,804
================================================================================
Shares Outstanding:
  SB Shares                                                          38,034,117
  ------------------------------------------------------------------------------
  Citi Shares                                                         3,931,951
  ------------------------------------------------------------------------------
Net Asset Value:
  SB Shares (and redemption price)                                $       11.65
  ------------------------------------------------------------------------------
  Citi Shares (and redemption price)                              $       11.69
================================================================================

                       See Notes to Financial Statements.


         20   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Statement of Operations (unaudited)
================================================================================

For the Six Months Ended June 30, 2004

INVESTMENT INCOME:
  Dividends                                                        $  4,110,916
  Interest                                                               63,900
  Less: Foreign withholding tax                                            (390)
--------------------------------------------------------------------------------
  Total Investment Income                                             4,174,426
--------------------------------------------------------------------------------
EXPENSES:
  Distribution plan fees (Note 6)                                       470,891
  Investment advisory fee (Note 2)                                      387,136
  Administration fee (Note 2)                                           258,091
  Transfer agency services (Note 6)                                     171,102
  Shareholder communications (Note 6)                                    40,191
  Registration fees                                                      26,817
  Audit and legal                                                        22,645
  Custody                                                                17,881
  Standard and Poor's license fees                                       15,576
  Trustees' fees                                                          6,006
  Other                                                                   1,674
--------------------------------------------------------------------------------
  Total Expenses                                                      1,418,010
  Less: Administration fee waiver (Note 2)                               (3,994)
--------------------------------------------------------------------------------
  Net Expenses                                                        1,414,016
--------------------------------------------------------------------------------
Net Investment Income                                                 2,760,410
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 5):
  Realized Loss From:
    Investment transactions                                          (1,629,933)
    Futures contracts                                                  (656,729)
--------------------------------------------------------------------------------
  Net Realized Loss                                                  (2,286,662)
--------------------------------------------------------------------------------
  Change in Net Unrealized Depreciation of Investments
  and Futures Contracts:
    Beginning of period                                             (45,523,212)
    End of period                                                   (32,072,323)
--------------------------------------------------------------------------------
  Decrease in Net Unrealized Depreciation                            13,450,889
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                        11,164,227
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $ 13,924,637
================================================================================

                       See Notes to Financial Statements.


         21   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended June 30, 2004 (unaudited) and the Year Ended December 31, 2003

                                                                       2004             2003
==================================================================================================
OPERATIONS:
  Net investment income                                            $   2,760,410    $   5,126,649
  Net realized gain (loss)                                            (2,286,662)       2,161,532
  Decrease in net unrealized depreciation                             13,450,889      101,731,775
--------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                              13,924,637      109,019,956
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 7):
  Net investment income                                                       --       (5,141,498)
--------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                                             --       (5,141,498)
--------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                                    83,156,438      149,175,366
  Net asset value of shares issued for reinvestment of dividends              --        4,800,215
  Cost of shares reacquired                                         (117,052,739)    (104,480,135)
--------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                                          (33,896,301)      49,495,446
--------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                    (19,971,664)     153,373,904

NET ASSETS:
  Beginning of period                                                508,977,468      355,603,564
--------------------------------------------------------------------------------------------------
  End of period*                                                   $ 489,005,804    $ 508,977,468
==================================================================================================
* Includes undistributed net investment income of:                 $   2,819,565    $      59,155
==================================================================================================

                       See Notes to Financial Statements.


         22   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

The Smith Barney S&P 500 Index Fund ("Fund") is a separate investment fund of the Smith Barney Investment Trust ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of this Fund and five other separate investment funds: Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney Mid Cap Core Fund and Smith Barney Classic Values Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports. The financial highlights and other pertinent information for the Smith Barney S&P 500 Index Fund -- SB Shares are presented in a separate shareholder report.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the mean between the closing bid and asked prices; over-the-counter securities and listed securities are valued at the mean between the bid and asked prices at the close of business on each day; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; U.S. government securities are valued at the mean between the bid and asked prices in the over-the-counter market at the close of business on each day; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; (f) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (g) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities


         23   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(i) gains or losses on the sale of securities are calculated by using the specific identification method; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration
   Agreement and Other Transactions

The Travelers Investment Management Company ("TIMCO"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays TIMCO an advisory fee calculated at an annual rate of 0.15% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Fund. The Fund pays SBFM an administration fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

During the six months ended June 30, 2004, the Fund's SB Shares and Citi Shares had expense limitations in place of 0.59% and 0.39% of the average daily net assets of each class, respectively, resulting in waived administration fees totaling $3,994. These expense limitations may not be discontinued or modified without the approval of the Board of Trustees.


         24   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. Boston Financial Data Services ("BFDS") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. BFDS is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended June 30, 2004, the Fund paid transfer agent fees of $121,270 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

For the six months ended June 30, 2004, CGM and its affiliates did not receive any brokerage commissions from the Fund.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                            $21,087,790
--------------------------------------------------------------------------------
Sales                                                                 52,938,993
================================================================================

At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 58,094,204
Gross unrealized depreciation                                       (90,185,201)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $(32,090,997)
================================================================================


         25   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

4. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At June 30, 2004, the Fund had the following open futures contracts:

                     Number of                  Basis      Market     Unrealized
                     Contracts   Expiration     Value       Value        Gain
================================================================================
Contracts to Buy:
S&P 500 Index           10          9/04     $2,832,326  $2,851,000     $18,674
================================================================================


         26   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

6. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays CGM a service fee calculated at an annual rate of 0.20% of the average daily net assets for SB Shares. For the six months ended June 30, 2004, total Rule 12b-1 Distribution Plan fees for SB Shares, which are accrued daily and paid monthly, were $470,891.

For the six months ended June 30, 2004, total Transfer Agency Service expenses were as follows:

                                            SB Shares               Citi Shares
================================================================================
Transfer Agency Service Expenses            $151,563                  $19,539
================================================================================

For the six months ended June 30, 2004, total Shareholder Communication expenses were as follows:

                                             SB Shares               Citi Shares
================================================================================
Shareholder Communication Expenses            $27,416                  $12,775
================================================================================

7. Distributions Paid to Shareholders by Class

                                       Six Months Ended          Year Ended
                                         June 30, 2004        December 31, 2003
================================================================================
Net Investment Income
SB Shares                                        --             $4,614,770
Citi Shares                                      --                526,728
--------------------------------------------------------------------------------
Total                                            --             $5,141,498
================================================================================

8. Shares of Beneficial Interest

At June 30, 2004, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.


         27   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Transactions in shares of the Fund were as follows:

                                         Six Months Ended                       Year Ended
                                          June 30, 2004                    December 31, 2003
                                  -----------------------------      -----------------------------
                                     Shares          Amount             Shares           Amount
--------------------------------------------------------------------------------------------------
SB Shares
Shares sold                        6,479,336     $  74,641,358       13,131,340      $128,508,067
Shares issued on reinvestment             --                --          380,732         4,282,463
Shares reacquired                 (9,699,114)     (110,069,553)      (9,403,448)      (93,765,802)
--------------------------------------------------------------------------------------------------
Net Increase (Decrease)           (3,219,778)    $ (35,428,195)       4,108,624      $ 39,024,728
==================================================================================================
Citi Shares
Shares sold                          738,576     $   8,515,080        2,096,563      $ 20,667,299
Shares issued on reinvestment             --                --           46,429           517,752
Shares reacquired                   (605,680)       (6,983,186)      (1,047,346)      (10,714,333)
--------------------------------------------------------------------------------------------------
Net Increase                         132,896     $   1,531,894        1,095,646      $ 10,470,718
==================================================================================================

9.  Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust Bank ("CTB"), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. On August 12, 2004, CAM paid the Fund $11,617, its allocable share of the amount described above through a waiver of its fees.


         28   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

10.  Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.


         29   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Citi Shares                2004(1)(2)    2003(2)     2002(2)     2001(2)    2000(2)(3)    1999(4)     1999(5)
==============================================================================================================
Net Asset Value,
  Beginning of
  Period                   $ 11.32      $  8.93     $ 11.64     $ 13.39     $ 15.01     $ 14.28       $ 11.99
--------------------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment
  income(6)                   0.07         0.14        0.12        0.13        0.14        0.01          0.17
  Net realized and
    unrealized gain
    (loss)                    0.30         2.39       (2.72)      (1.76)      (1.52)       0.83          2.26
--------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations             0.37         2.53       (2.60)      (1.63)      (1.38)       0.84          2.43
--------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income         --        (0.14)      (0.11)      (0.12)      (0.11)      (0.11)        (0.07)
  Net realized gains            --           --          --          --       (0.13)         --         (0.07)
  Capital                       --           --          --          --       (0.00)*        --            --
--------------------------------------------------------------------------------------------------------------
Total Distributions             --        (0.14)      (0.11)      (0.12)      (0.24)      (0.11)        (0.14)
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period            $ 11.69      $ 11.32     $  8.93     $ 11.64     $ 13.39     $ 15.01       $ 14.28
--------------------------------------------------------------------------------------------------------------
Total Return(7)               3.27%++     28.29%     (22.29)%    (12.19)%     (9.20)%      5.91%++      20.29%
--------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period
  (millions)               $    46      $    43     $    24     $    30     $    30     $    21       $    14
--------------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses(6)(8)              0.39%+       0.39%       0.39%       0.39%       0.36%       0.36%+        0.34%
  Net investment
    income                    1.25+        1.39        1.20        1.01        0.90        0.90+         1.08
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate          4%           1%          2%          7%          4%          0%            6%
==============================================================================================================


         30   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

(1)   For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   On September 5, 2000, Class D shares were renamed as Citi Shares.
(4) For the period December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.
(5)   For the year ended November 30, 1999.
(6) The administrator has agreed to waive all or a portion of its fees for the six months ended June 30, 2004, the four years ended December 31, 2003, the period ended December 31, 1999 and the year ended November 30, 1999. In addition, the administrator agreed to reimburse expenses of $15,109 for the period ended December 31, 1999. If these fees were not waived and/or expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                 Per Share Decreases to         Expense Ratios Without
                  Net Investment Income       Waiver and/or Reimbursement
                 -----------------------     -----------------------------
   2004                   $0.00*                          0.40%+
   2003                    0.00*                          0.42
   2002                    0.01                           0.53
   2001                    0.00*                          0.40
   2000                    0.00*                          0.36
   1999(4)                 0.00*                          0.53+
   1999(5)                 0.01                           0.43

(7) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(8) As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 0.39%.
*     Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


         31   Smith Barney S&P 500 Index Fund | 2004 Semi-Annual Report

                     (This page intentionally left blank.)

--------------------------------------------------------------------------------
SMITH BARNEY
S&P 500 INDEX FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TRUSTEES

Dwight B. Crane
Burt N. Dorsett
R. Jay Gerken, CFA
  Chairman
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann*
Cornelius C. Rose, Jr.

OFFICERS

R. Jay Gerken, CFA
President and Chief Executive Officer

Andrew B. Shoup
Senior Vice President
and Chief Administrative Officer

James M. Giallanza
Chief Financial Officer
and Treasurer

Andrew Beagley
Chief Anti-Money
Laundering Compliance
Officer and Chief
Compliance Officer**

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT ADVISER

The Travelers Investment
  Management Company

ADMINISTRATOR

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

Boston Financial Data Services
P.O. Box 9083
Boston, Massachusetts
02205-9083

*     Trustee Emeritus as of June 30, 2004.
**    Chief Compliance Officer as of July 14, 2004.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Smith Barney Investment Trust
================================================================================

Smith Barney S&P 500 Index Fund

The Fund is a separate investment fund of the Smith Barney Investment Trust, a Massachusetts business trust.

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-451-2010 and (2) on the SEC's website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's website at www.sec.gov.

================================================================================

This report is submitted for general information of the shareholders of Smith Barney Investment Trust - Smith Barney S&P 500 Index Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY S&P 500 Index Fund
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com


(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC


FD02356 8/04                                                             04-7074

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Trust


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Investment Trust

Date: September 8, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Investment Trust

Date: September 8, 2004

By:   /s/ James M. Giallanza
      (James M. Giallanza)
      Chief Financial Officer of
      Smith Barney Investment Trust

Date: September 8, 2004